Vanguard® Extended Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (3.7%)
*	Trade Desk Inc. Class A	6,671,691	583,239
*	Pinterest Inc. Class A	8,909,650	308,898
*	ROBLOX Corp. Class A	7,398,337	282,469
*	Liberty Media Corp.-Liberty Formula One Class C	3,158,644	207,207
*	Snap Inc. Class A	15,476,869	177,674
*	Roku Inc. Class A	1,872,542	122,034
	New York Times Co. Class A	2,444,613	105,656
*	Liberty Broadband Corp. Class C	1,745,719	99,907
	Nexstar Media Group Inc. Class A	482,348	83,104
*	Frontier Communications Parent Inc.	3,312,853	81,165
	TKO Group Holdings Inc. Class A	899,135	77,694
	Endeavor Group Holdings Inc. Class A	2,791,048	71,814
*	ZoomInfo Technologies Inc. Class A	4,440,879	71,187
*	Liberty Media Corp.-Liberty SiriusXM	2,377,232	70,628
[1]	Warner Music Group Corp. Class A	2,102,072	69,410
*	Liberty Global Ltd. Class C	3,789,807	66,852
*	IAC Inc.	1,041,618	55,560
	Iridium Communications Inc.	1,852,051	48,450
*	Madison Square Garden Sports Corp.	249,758	46,085
*	TripAdvisor Inc.	1,618,689	44,983
	TEGNA Inc.	2,929,265	43,763
*	Ziff Davis Inc.	686,862	43,300
	Cogent Communications Holdings Inc.	625,933	40,892
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,376,008	40,867
*	Yelp Inc. Class A	1,023,374	40,321
*	Liberty Media Corp.-Liberty Live Class C	714,632	31,315
*	Cargurus Inc. Class A	1,279,097	29,522
	Cable One Inc.	68,032	28,786
*	Cinemark Holdings Inc.	1,589,751	28,568
*	Liberty Global Ltd. Class A	1,647,395	27,874
*	EchoStar Corp. Class A	1,803,737	25,703
	John Wiley & Sons Inc. Class A	644,387	24,570
*	Madison Square Garden Entertainment Corp. Class A	616,745	24,183
	Telephone & Data Systems Inc.	1,470,760	23,562
*	Lumen Technologies Inc.	15,086,843	23,535
*	Magnite Inc.	1,806,598	19,421
*	Sphere Entertainment Co.	395,199	19,396
*	Atlanta Braves Holdings Inc. Class C	452,195	17,663
*	Liberty Media Corp.-Liberty Formula One Class A	298,980	17,562
*	Bumble Inc. Class A	1,494,738	16,965
*	Lions Gate Entertainment Corp. Class B	1,760,045	16,386

		Shares	Market Value ($000)
	Shutterstock Inc.	356,609	16,336
*	Globalstar Inc.	10,943,273	16,087
*	Cars.com Inc.	917,396	15,761
[1]	Sirius XM Holdings Inc.	3,946,060	15,311
*,1	AMC Entertainment Holdings Inc. Class A	4,037,044	15,018
*	PubMatic Inc. Class A	617,111	14,638
	Scholastic Corp.	384,011	14,481
*	QuinStreet Inc.	777,337	13,728
	Shenandoah Telecommunications Co.	758,966	13,183
*	ZipRecruiter Inc. Class A	1,129,811	12,982
*	Liberty Broadband Corp. Class A	226,580	12,942
*	TechTarget Inc.	383,703	12,693
*	Liberty Media Corp.-Liberty Live Class A	283,835	12,020
*	Liberty Latin America Ltd. Class C	1,659,698	11,601
*	Lions Gate Entertainment Corp. Class A	1,163,909	11,581
*,1	Atlanta Braves Holdings Inc. Class A	265,691	11,132
	IDT Corp. Class B	279,333	10,562
*	Thryv Holdings Inc.	472,051	10,494
*	Stagwell Inc. Class A	1,610,430	10,017
*	Anterix Inc.	296,274	9,958
*	Vimeo Inc.	2,432,415	9,949
*	Integral Ad Science Holding Corp.	992,878	9,899
*,1	Rumble Inc.	1,177,718	9,516
*	Altice USA Inc. Class A	3,450,052	9,005
*	Clear Channel Outdoor Holdings Inc.	5,417,648	8,939
*	Cardlytics Inc.	581,160	8,421
*	Gogo Inc.	930,786	8,172
*	United States Cellular Corp.	206,768	7,547
	Gray Television Inc.	1,193,160	7,541
	Sinclair Inc.	555,259	7,479
*	National CineMedia Inc.	1,452,325	7,479
	Playtika Holding Corp.	1,040,051	7,332
*	fuboTV Inc.	4,415,219	6,976
*	Eventbrite Inc. Class A	1,259,489	6,902
*	Advantage Solutions Inc.	1,446,809	6,265
*	MediaAlpha Inc. Class A	304,121	6,195
*,1	AST SpaceMobile Inc. Class A	2,081,898	6,037
*	Bandwidth Inc. Class A	326,646	5,965
*	EverQuote Inc. Class A	315,808	5,861
*	Gannett Co. Inc.	2,366,601	5,775
	Marcus Corp.	393,779	5,615
*	Liberty Latin America Ltd. Class A	795,778	5,547
*	AMC Networks Inc. Class A	446,938	5,421
*	Vivid Seats Inc. Class A	902,607	5,407
	ATN International Inc.	170,116	5,360
*	Daily Journal Corp.	14,420	5,214
*	Nextdoor Holdings Inc.	2,277,999	5,125
	Spok Holdings Inc.	318,385	5,078
*	Consolidated Communications Holdings Inc.	1,155,404	4,991
*	Boston Omaha Corp. Class A	317,774	4,913
*	Playstudios Inc.	1,348,026	3,748
*	TrueCar Inc.	1,100,996	3,732
*	EW Scripps Co. Class A	934,720	3,673
*	Reservoir Media Inc.	461,072	3,656
*	iHeartMedia Inc. Class A	1,617,525	3,381
*	Innovid Corp.	1,231,331	3,066
*	Angi Inc. Class A	1,135,955	2,976
*,1	Grindr Inc.	291,637	2,954

		Shares	Market Value ($000)
*	Ooma Inc.	343,937	2,934
*	WideOpenWest Inc.	773,783	2,801
*,1	Getty Images Holdings Inc.	584,801	2,427
*	Emerald Holding Inc.	331,961	2,261
*	LiveOne Inc.	1,055,924	2,059
*	Outbrain Inc.	475,801	1,879
*	AdTheorent Holding Co. Inc.	569,797	1,829
	Townsquare Media Inc. Class A	156,131	1,714
	Saga Communications Inc. Class A	69,605	1,553
*	DHI Group Inc.	571,362	1,457
	Entravision Communications Corp. Class A	853,836	1,400
*,1	Skillz Inc. Class A	202,677	1,315
*	Travelzoo	106,066	1,080
*,1	PSQ Holdings Inc.	199,860	1,075
*	Reddit Inc. Class A	20,672	1,020
*	Golden Matrix Group Inc.	331,440	948
*	Lee Enterprises Inc.	69,387	925
*	Cumulus Media Inc. Class A	227,161	816
*	Harte Hanks Inc.	101,383	758
*	comScore Inc.	49,239	758
*,1	Direct Digital Holdings Inc. Class A	45,658	696
*,1,2	NII Holdings Inc.	1,297,367	649
*,1	Kartoon Studios Inc.	445,651	611
*	Gaia Inc. Class A	194,494	599
*	Urban One Inc. Class A	221,694	599
*	Marchex Inc. Class B	400,912	549
*	System1 Inc.	272,695	534
*	Reading International Inc. Class A	253,566	467
*	SurgePays Inc.	121,222	467
*	IZEA Worldwide Inc.	196,466	454
*	Zedge Inc. Class B	160,996	446
*	CuriosityStream Inc.	392,619	420
*	Fundamental Global Inc.	296,968	410
*,1	KORE Group Holdings Inc.	438,008	345
*	Fluent Inc.	639,548	315
*	Paltalk Inc.	99,785	307
*,1	BuzzFeed Inc. Class A	511,739	239
*,1	Arena Group Holdings Inc.	201,260	237
*	Creative Realities Inc.	55,459	209
*	Lendway Inc.	31,737	188
*	Urban One Inc.	78,788	161
*,1	Stran & Co. Inc.	106,525	156
	DallasNews Corp.	40,189	154
*,1	Loop Media Inc.	420,454	154
*	Dolphin Entertainment Inc.	90,154	132
*,1	Cineverse Corp.	94,400	131
*	SPAR Group Inc.	120,632	117
*	PodcastOne Inc.	45,954	96
*,1	Leafly Holdings Inc.	18,287	54
*	Beasley Broadcast Group Inc. Class A	66,912	52
*	Super League Enterprise Inc.	20,785	45
*	NextPlat Corp.	26,703	41
*	Collective Audience Inc.	57,900	36
*,1	Reading International Inc. Class B	1,884	27
*	NextPlay Technologies Inc.	39,607	26
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	158,744	25
*	Motorsport Games Inc. Class A	10,638	22
*	Society Pass Inc.	96,225	15

		Shares	Market Value ($000)
*	Snail Inc. Class A	11,787	12
*,1	Asset Entities Inc. Class B	9,300	7
*	Moving Image Technologies Inc.	3,471	2
*,1	Treasure Global Inc.	174	1
*	Grom Social Enterprises Inc.	177	—
			3,791,023
Consumer Discretionary (11.4%)
*	DoorDash Inc. Class A	4,542,158	625,546
*	DraftKings Inc. Class A	6,971,618	316,581
	Williams-Sonoma Inc.	957,688	304,095
*	Burlington Stores Inc.	957,787	222,389
*	TopBuild Corp.	471,026	207,595
*	Floor & Decor Holdings Inc. Class A	1,595,768	206,843
	Toll Brothers Inc.	1,542,206	199,515
	Dick's Sporting Goods Inc.	870,215	195,677
	Service Corp. International	2,207,519	163,820
	Wingstop Inc.	439,735	161,119
	Texas Roadhouse Inc. Class A	995,251	153,736
*	Five Below Inc.	826,780	149,961
	Tempur Sealy International Inc.	2,568,559	145,946
*	Light & Wonder Inc.	1,348,127	137,630
*,1	Carvana Co. Class A	1,534,367	134,886
	Autoliv Inc.	1,097,870	132,216
*	Crocs Inc.	906,397	130,340
	Aramark	3,922,210	127,550
	Vail Resorts Inc.	568,639	126,710
	Gentex Corp.	3,487,271	125,960
	Churchill Downs Inc.	1,015,860	125,713
	PVH Corp.	891,182	125,309
	Lithia Motors Inc. Class A	410,691	123,561
	Lear Corp.	852,136	123,457
*	Skechers USA Inc. Class A	1,997,112	122,343
	Murphy USA Inc.	282,075	118,246
*	Duolingo Inc. Class A	535,784	118,183
*,1	Rivian Automotive Inc. Class A	10,097,984	110,573
	Hyatt Hotels Corp. Class A	661,584	105,602
*	Mattel Inc.	5,275,147	104,501
	H&R Block Inc.	2,087,582	102,521
*	Taylor Morrison Home Corp. Class A	1,604,072	99,725
	Brunswick Corp.	1,025,662	98,997
	Whirlpool Corp.	821,367	98,260
*	Bright Horizons Family Solutions Inc.	864,787	98,032
	Meritage Homes Corp.	544,795	95,590
	Wyndham Hotels & Resorts Inc.	1,242,085	95,330
*	Abercrombie & Fitch Co. Class A	753,979	94,496
	Thor Industries Inc.	798,361	93,680
	Installed Building Products Inc.	350,630	90,719
	Gap Inc.	3,219,297	88,692
*	Valvoline Inc.	1,939,693	86,452
*	Wayfair Inc. Class A	1,251,903	84,979
	Harley-Davidson Inc.	1,899,635	83,090
	Macy's Inc.	4,101,163	81,982
*	Planet Fitness Inc. Class A	1,279,921	80,161
*	RH	229,063	79,773
	Polaris Inc.	794,956	79,591
*	Capri Holdings Ltd.	1,727,619	78,261
	KB Home	1,090,627	77,304
	Advance Auto Parts Inc.	884,115	75,229

		Shares	Market Value ($000)
	Academy Sports & Outdoors Inc.	1,109,142	74,911
*	Modine Manufacturing Co.	781,706	74,411
*	Ollie's Bargain Outlet Holdings Inc.	924,957	73,599
*	Asbury Automotive Group Inc.	307,598	72,525
	American Eagle Outfitters Inc.	2,778,916	71,668
	Boyd Gaming Corp.	1,039,337	69,968
*	Skyline Champion Corp.	802,983	68,262
	Signet Jewelers Ltd.	662,455	66,292
*	AutoNation Inc.	388,136	64,268
*	Grand Canyon Education Inc.	440,930	60,059
*	Shake Shack Inc. Class A	560,853	58,346
*	Goodyear Tire & Rubber Co.	4,247,817	58,323
	Group 1 Automotive Inc.	198,098	57,890
*	M/I Homes Inc.	415,003	56,561
*	Tri Pointe Homes Inc.	1,443,053	55,788
	MDC Holdings Inc.	875,099	55,052
	Marriott Vacations Worldwide Corp.	493,546	53,170
	Travel + Leisure Co.	1,080,891	52,920
*,1	GameStop Corp. Class A	4,020,333	50,335
*	Hilton Grand Vacations Inc.	1,065,330	50,294
*	YETI Holdings Inc.	1,299,261	50,087
*	Visteon Corp.	416,827	49,023
	Kohl's Corp.	1,655,027	48,244
	Penske Automotive Group Inc.	291,954	47,294
	Wendy's Co.	2,495,633	47,018
	LCI Industries	379,063	46,648
[1]	Choice Hotels International Inc.	368,865	46,606
	Carter's Inc.	549,518	46,533
*	Cavco Industries Inc.	115,731	46,184
	Newell Brands Inc.	5,729,546	46,008
	Kontoor Brands Inc.	747,484	45,036
*	Adient plc	1,360,032	44,772
	Steven Madden Ltd.	1,045,264	44,194
	Red Rock Resorts Inc. Class A	729,225	43,622
*	Boot Barn Holdings Inc.	452,642	43,069
	Columbia Sportswear Co.	516,488	41,929
*	Dorman Products Inc.	425,117	40,977
*	Helen of Troy Ltd.	355,159	40,929
	Graham Holdings Co. Class B	53,309	40,924
	Century Communities Inc.	421,086	40,635
*	Penn Entertainment Inc.	2,225,926	40,534
*	Frontdoor Inc.	1,186,582	38,659
	Leggett & Platt Inc.	1,997,331	38,249
*	Stride Inc.	593,123	37,396
	Bloomin' Brands Inc.	1,294,330	37,121
	Patrick Industries Inc.	309,085	36,926
*,1	Mobileye Global Inc. Class A	1,147,226	36,883
*	Urban Outfitters Inc.	845,884	36,728
*	LGI Homes Inc.	305,804	35,586
*	Sonos Inc.	1,849,439	35,250
	Foot Locker Inc.	1,225,373	34,923
*	Sweetgreen Inc. Class A	1,371,830	34,652
*	Topgolf Callaway Brands Corp.	2,130,307	34,447
*	Dutch Bros Inc. Class A	1,039,865	34,316
	Strategic Education Inc.	327,443	34,093
*	Fox Factory Holding Corp.	636,559	33,146
*,1	Lucid Group Inc.	11,550,928	32,920
*	Brinker International Inc.	660,113	32,794

		Shares	Market Value ($000)
*,1	QuantumScape Corp. Class A	5,208,455	32,761
	Papa John's International Inc.	489,016	32,568
	Winnebago Industries Inc.	433,636	32,089
*	Hanesbrands Inc.	5,270,058	30,566
*	Adtalem Global Education Inc.	593,007	30,481
	Levi Strauss & Co. Class A	1,522,159	30,428
*	United Parks & Resorts Inc.	533,425	29,984
*	Dave & Buster's Entertainment Inc.	478,789	29,972
	Acushnet Holdings Corp.	453,612	29,916
	Nordstrom Inc.	1,448,933	29,370
	Laureate Education Inc.	2,008,570	29,265
*	Gentherm Inc.	495,122	28,509
*	Vista Outdoor Inc.	865,892	28,384
*	Six Flags Entertainment Corp.	1,077,958	28,372
	Worthington Enterprises Inc.	455,272	28,332
*	Under Armour Inc. Class C	3,950,995	28,210
	ADT Inc.	4,032,294	27,097
	Phinia Inc.	701,351	26,953
*	ODP Corp.	501,704	26,615
*	National Vision Holdings Inc.	1,172,444	25,981
	Cheesecake Factory Inc.	694,323	25,100
	Oxford Industries Inc.	220,532	24,788
*	Beyond Inc.	678,527	24,366
	Dana Inc.	1,916,989	24,346
	La-Z-Boy Inc.	646,539	24,323
[1]	Dillard's Inc. Class A	51,532	24,305
[1]	Cracker Barrel Old Country Store Inc.	330,570	24,042
*	Chewy Inc. Class A	1,487,417	23,665
	Upbound Group Inc.	667,518	23,503
*	Green Brick Partners Inc.	378,312	22,786
*	Victoria's Secret & Co.	1,158,915	22,460
*	Coursera Inc.	1,590,777	22,303
*	Peloton Interactive Inc. Class A	5,190,566	22,242
*	Garrett Motion Inc.	2,099,244	20,867
	Caleres Inc.	507,072	20,805
	Jack in the Box Inc.	287,962	19,720
[1]	Krispy Kreme Inc.	1,262,879	19,240
*	Sally Beauty Holdings Inc.	1,524,783	18,938
*	Leslie's Inc.	2,767,709	17,990
	Buckle Inc.	441,109	17,763
[1]	Camping World Holdings Inc. Class A	630,601	17,562
*	G-III Apparel Group Ltd.	605,338	17,561
*	OneSpaWorld Holdings Ltd.	1,322,928	17,502
	Perdoceo Education Corp.	983,137	17,264
*	XPEL Inc.	319,075	17,236
*	Vizio Holding Corp. Class A	1,511,724	16,538
*,1	Cava Group Inc.	221,653	15,527
	Winmark Corp.	42,558	15,393
*	Warby Parker Inc. Class A	1,130,013	15,379
*	Playa Hotels & Resorts NV	1,546,694	15,003
*	Dream Finders Homes Inc. Class A	342,538	14,979
	Monarch Casino & Resort Inc.	199,402	14,953
*	Udemy Inc.	1,326,411	14,564
*	Sabre Corp.	5,721,340	13,846
	Wolverine World Wide Inc.	1,218,868	13,664
	Monro Inc.	433,058	13,659
*	Life Time Group Holdings Inc.	875,638	13,590
*	Malibu Boats Inc. Class A	310,866	13,454

		Shares	Market Value ($000)
	Hibbett Inc.	173,868	13,355
*	Beazer Homes USA Inc.	407,052	13,351
*	Everi Holdings Inc.	1,305,415	13,119
*	Under Armour Inc. Class A	1,764,944	13,025
*	American Axle & Manufacturing Holdings Inc.	1,755,232	12,919
	Guess? Inc.	408,268	12,848
*	Revolve Group Inc. Class A	602,469	12,754
	Sonic Automotive Inc. Class A	221,163	12,593
	Sturm Ruger & Co. Inc.	271,946	12,550
*	BJ's Restaurants Inc.	345,661	12,506
	Smith & Wesson Brands Inc.	719,200	12,485
	Ethan Allen Interiors Inc.	347,406	12,010
	Golden Entertainment Inc.	320,483	11,803
*	Chegg Inc.	1,549,945	11,733
*	Hovnanian Enterprises Inc. Class A	72,331	11,352
	Dine Brands Global Inc.	238,767	11,098
*,1	Mister Car Wash Inc.	1,357,332	10,519
	Shoe Carnival Inc.	279,510	10,241
*	Portillo's Inc. Class A	718,505	10,188
*	MarineMax Inc.	301,237	10,019
*	Universal Technical Institute Inc.	614,060	9,788
	Standard Motor Products Inc.	286,630	9,616
*	Kura Sushi USA Inc. Class A	82,846	9,541
	Arhaus Inc. Class A	617,705	9,506
*	Accel Entertainment Inc. Class A	789,573	9,309
*	Figs Inc. Class A	1,861,720	9,271
*	First Watch Restaurant Group Inc.	367,812	9,056
*	Stoneridge Inc.	447,979	8,261
*,1	Luminar Technologies Inc. Class A	4,122,547	8,121
*	Chuy's Holdings Inc.	238,881	8,057
[1]	Bowlero Corp. Class A	563,847	7,725
	RCI Hospitality Holdings Inc.	132,783	7,701
	Haverty Furniture Cos. Inc.	215,089	7,339
	Designer Brands Inc. Class A	647,946	7,082
*	European Wax Center Inc. Class A	542,551	7,042
*	Denny's Corp.	769,239	6,892
	Arko Corp.	1,154,683	6,582
*	Savers Value Village Inc.	334,254	6,444
	Movado Group Inc.	230,206	6,430
*	Qurate Retail Inc. Class A	5,141,047	6,324
*	Rush Street Interactive Inc.	951,927	6,197
*	Bally's Corp.	437,559	6,100
*	Xponential Fitness Inc. Class A	363,187	6,007
	Build-A-Bear Workshop Inc.	196,906	5,882
*	America's Car-Mart Inc.	90,635	5,789
*	MasterCraft Boat Holdings Inc.	232,460	5,514
*,1	RealReal Inc.	1,402,431	5,484
*	Sleep Number Corp.	324,309	5,199
*	Lovesac Co.	228,850	5,172
*	Lindblad Expeditions Holdings Inc.	553,662	5,166
*,1	Groupon Inc. Class A	385,137	5,138
*	PlayAGS Inc.	561,286	5,040
	Carrols Restaurant Group Inc.	518,311	4,929
*	OneWater Marine Inc. Class A	168,784	4,751
	Johnson Outdoors Inc. Class A	102,223	4,714
	Carriage Services Inc. Class A	170,926	4,622
*,1	Global Business Travel Group I	753,364	4,528
*	GoPro Inc. Class A	2,003,127	4,467

		Shares	Market Value ($000)
*	1-800-Flowers.com Inc. Class A	412,357	4,466
*	Genesco Inc.	156,805	4,413
*	Target Hospitality Corp.	403,910	4,391
*	El Pollo Loco Holdings Inc.	436,875	4,255
*	Potbelly Corp.	349,292	4,230
*	Cooper-Standard Holdings Inc.	253,931	4,205
*	Smith Douglas Homes Corp. Class A	140,160	4,163
*	Lincoln Educational Services Corp.	394,555	4,076
*	American Public Education Inc.	285,113	4,049
	Hooker Furnishings Corp.	168,196	4,038
*	Inspired Entertainment Inc.	390,783	3,853
*	Zumiez Inc.	248,173	3,770
*	Stitch Fix Inc. Class A	1,427,670	3,769
*,1	EVgo Inc. Class A	1,496,196	3,755
*,1	iRobot Corp.	416,500	3,649
	Aaron's Co. Inc.	485,833	3,644
*,1	Solid Power Inc.	1,792,481	3,639
*	AMMO Inc.	1,264,210	3,477
	Cricut Inc. Class A	723,353	3,443
*,1	Soho House & Co. Inc. Class A	606,096	3,437
*	Citi Trends Inc.	125,362	3,401
*	Holley Inc.	744,597	3,321
*	Funko Inc. Class A	520,314	3,247
*	Tile Shop Holdings Inc.	430,452	3,026
	Nathan's Famous Inc.	40,172	2,844
	Weyco Group Inc.	88,774	2,830
*	Destination XL Group Inc.	784,133	2,823
*	Nerdy Inc.	965,453	2,809
*	Petco Health & Wellness Co. Inc. Class A	1,230,781	2,806
	Rocky Brands Inc.	103,347	2,804
	Clarus Corp.	403,456	2,723
*	JAKKS Pacific Inc.	108,924	2,690
*	Landsea Homes Corp.	180,960	2,629
	Hamilton Beach Brands Holding Co. Class A	107,187	2,611
*	Full House Resorts Inc.	464,696	2,588
*	Vera Bradley Inc.	363,887	2,474
*	GrowGeneration Corp.	858,179	2,454
*	Traeger Inc.	964,102	2,439
	Superior Group of Cos. Inc.	146,153	2,414
*	Latham Group Inc.	578,638	2,291
*	J. Jill Inc.	71,057	2,272
*	Tilly's Inc. Class A	332,060	2,258
*	ThredUp Inc. Class A	1,123,178	2,246
*	Motorcar Parts of America Inc.	273,322	2,198
*	WW International Inc.	1,181,338	2,185
	Lakeland Industries Inc.	119,183	2,181
*,1	Canoo Inc.	597,683	2,134
*,1	Children's Place Inc.	183,577	2,118
	Flexsteel Industries Inc.	54,815	2,045
*	ONE Group Hospitality Inc.	350,236	1,951
	Marine Products Corp.	165,436	1,944
*	Legacy Housing Corp.	90,045	1,938
*	1stdibs.com Inc.	322,199	1,920
*,1	Snap One Holdings Corp.	221,009	1,905
*	Lands' End Inc.	174,736	1,903
*,1	BARK Inc.	1,511,333	1,874
	Bassett Furniture Industries Inc.	124,057	1,831
*,1	Red Robin Gourmet Burgers Inc.	236,833	1,814

		Shares	Market Value ($000)
*	Universal Electronics Inc.	180,911	1,811
*	VOXX International Corp. Class A	215,211	1,756
	Escalade Inc.	127,326	1,751
*	American Outdoor Brands Inc.	197,675	1,740
*,1	Big Lots Inc.	400,772	1,735
*,1	ContextLogic Inc. Class A	304,628	1,733
*	Sportsman's Warehouse Holdings Inc.	542,914	1,688
	Lifetime Brands Inc.	159,241	1,669
*,1	Pinstripes Holdings Inc.	476,155	1,548
[1]	Purple Innovation Inc. Class A	873,128	1,519
	PetMed Express Inc.	308,394	1,477
	Cato Corp. Class A	255,761	1,476
*	Duluth Holdings Inc. Class B	279,258	1,368
*	Strattec Security Corp.	55,293	1,312
*,1	Mondee Holdings Inc. Class A	562,071	1,298
*	Biglari Holdings Inc. Class B	6,765	1,283
*	Unifi Inc.	211,835	1,269
*	RumbleON Inc. Class B	193,829	1,252
*	Century Casinos Inc.	390,057	1,233
*	CarParts.com Inc.	748,942	1,213
[1]	Big 5 Sporting Goods Corp.	317,636	1,118
*	Noodles & Co. Class A	539,074	1,030
*	Allbirds Inc. Class A	1,381,393	959
*	Superior Industries International Inc.	325,372	944
	Crown Crafts Inc.	184,550	941
*	Solo Brands Inc. Class A	417,333	906
*,1	Tupperware Brands Corp.	650,628	872
*,1	PLBY Group Inc.	781,211	820
*,1	Allurion Technologies Inc.	453,974	794
*	Biglari Holdings Inc. Class A	826	781
*	LL Flooring Holdings Inc.	426,076	780
*,1	United Homes Group Inc.	108,898	761
*	GAN Ltd.	585,494	744
*,1	Torrid Holdings Inc.	149,601	730
*,1	Lazydays Holdings Inc.	180,535	728
*	Culp Inc.	147,833	710
*	Fossil Group Inc.	651,683	665
*	Conn's Inc.	197,329	661
*,1	Workhorse Group Inc.	2,616,991	614
*	Container Store Group Inc.	488,250	557
	Ark Restaurants Corp.	38,656	543
*	Live Ventures Inc.	20,027	540
*,1	Grove Collaborative Holdings	307,237	513
	Canterbury Park Holding Corp.	21,186	479
*	2U Inc.	1,154,288	450
*	Brilliant Earth Group Inc. Class A	149,812	448
*	Kirkland's Inc.	180,002	434
*	GEN Restaurant Group Inc. Class A	34,474	403
*	Envirotech Vehicles Inc.	145,131	392
	AMCON Distributing Co.	2,117	390
*	Rave Restaurant Group Inc.	176,306	386
*,1	Vacasa Inc. Class A	56,077	382
*,1	Sonder Holdings Inc.	126,412	374
*	Barnes & Noble Education Inc.	513,514	372
*	Envela Corp.	79,294	366
*,1	Mullen Automotive Inc.	63,833	332
*,1	Sypris Solutions Inc.	191,121	304
*	Beachbody Co. Inc.	31,502	302

		Shares	Market Value ($000)
*,1	Vroom Inc.	21,937	295
*	Koss Corp.	109,767	282
	FAT Brands Inc. Class A	36,000	274
*	Delta Apparel Inc.	85,609	256
*,1	Aterian Inc.	83,041	229
	Flanigan's Enterprises Inc.	8,548	219
*,1	Rent the Runway Inc. Class A	624,498	216
*	Yunhong Green CTI Ltd.	121,102	193
*	Lulu's Fashion Lounge Holdings Inc.	131,898	185
*	Wag! Group Co.	88,471	175
*	Regis Corp.	23,958	175
*	Good Times Restaurants Inc.	66,353	164
*	Nephros Inc.	72,189	158
*,1	Hall of Fame Resort & Entertainment Co.	43,744	157
*	Charles & Colvard Ltd.	444,108	151
*	Vince Holding Corp.	45,481	148
*	Educational Development Corp.	64,779	134
*	XWELL Inc.	74,690	126
	Jerash Holdings US Inc.	38,405	118
*	Dixie Group Inc.	188,725	107
*	BurgerFi International Inc.	167,859	97
*,1	Amesite Inc.	43,962	96
*	Xcel Brands Inc.	113,190	88
*	Worksport Ltd.	145,891	84
*	Tandy Leather Factory Inc.	17,299	80
*,1	Inspirato Inc.	19,707	78
*,1	AYRO Inc.	44,007	74
*	Allied Gaming & Entertainment Inc.	61,060	62
*,1	aka Brands Holding Corp.	5,801	58
*	Forward Industries Inc.	101,271	56
*	Twin Vee PowerCats Co.	60,192	52
	FAT Brands Inc. Class B	4,338	27
*	Emerson Radio Corp.	47,444	25
*,1	Nova Lifestyle Inc.	8,036	24
*,1	Kaival Brands Innovations Group Inc.	7,394	21
*,1	MGO Global Inc.	38,582	16
*,1	Forza X1 Inc.	33,785	16
*	Digital Brands Group Inc.	3,261	14
*,1	Arcimoto Inc.	24,956	12
*,1	Lottery.com Inc.	4,115	9
*,1	Toughbuilt Industries Inc.	2,844	9
*,1	Faraday Future Intelligent Electric Inc. Class A	69,930	7
*,1	Greenlane Holdings Inc. Class A	10,695	5
*	BT Brands Inc.	1,151	2
*,2	Amergent Hospitality Group Inc.	19,975	—
*	Singing Machine Co. Inc.	445	—
*,2	GCI Liberty Inc.	1,322,036	—
*,1,2	Empire Resorts Inc.	15,517	—
*	Volcon Inc.	624	—
*	ECD Automotive Design Inc.	424	—
*	Phoenix Motor Inc.	91	—
			11,828,890
Consumer Staples (2.9%)
*	Celsius Holdings Inc.	2,219,222	184,018
*	US Foods Holding Corp.	3,385,188	182,699
	Casey's General Stores Inc.	555,594	176,929
*	Performance Food Group Co.	2,322,621	173,360
*	elf Beauty Inc.	830,123	162,729

		Shares	Market Value ($000)
*	BJ's Wholesale Club Holdings Inc.	1,997,310	151,097
	Albertsons Cos. Inc. Class A	5,984,678	128,312
*	BellRing Brands Inc.	1,955,843	115,453
	Ingredion Inc.	976,331	114,084
*	Darling Ingredients Inc.	2,387,949	111,064
*	Sprouts Farmers Market Inc.	1,522,997	98,203
*	Freshpet Inc.	721,647	83,610
*	Post Holdings Inc.	752,070	79,930
	Flowers Foods Inc.	2,872,910	68,232
*	Coty Inc. Class A	5,637,275	67,422
	Lancaster Colony Corp.	304,181	63,157
	Coca-Cola Consolidated Inc.	70,062	59,301
	WD-40 Co.	202,112	51,197
*	Simply Good Foods Co.	1,365,526	46,469
*	Boston Beer Co. Inc. Class A	140,423	42,748
*	Grocery Outlet Holding Corp.	1,481,535	42,639
	Spectrum Brands Holdings Inc.	459,587	40,908
	Inter Parfums Inc.	268,352	37,706
	Cal-Maine Foods Inc.	607,711	35,764
	J & J Snack Foods Corp.	230,173	33,274
	PriceSmart Inc.	378,793	31,819
*	TreeHouse Foods Inc.	754,524	29,389
	Energizer Holdings Inc.	992,098	29,207
	Edgewell Personal Care Co.	736,338	28,452
	Andersons Inc.	472,555	27,110
*	Central Garden & Pet Co. Class A	656,710	24,246
	Reynolds Consumer Products Inc.	829,930	23,703
	Vector Group Ltd.	1,996,497	21,882
*	Pilgrim's Pride Corp.	599,615	20,579
	MGP Ingredients Inc.	231,918	19,975
*	Chefs' Warehouse Inc.	529,959	19,958
	Universal Corp.	375,077	19,399
	Utz Brands Inc.	1,021,926	18,844
	WK Kellogg Co.	996,906	18,742
*	National Beverage Corp.	357,066	16,946
	Ingles Markets Inc. Class A	215,634	16,535
	Weis Markets Inc.	249,387	16,061
*	Herbalife Ltd.	1,489,701	14,972
	John B Sanfilippo & Son Inc.	133,585	14,149
[1]	B&G Foods Inc.	1,132,213	12,953
	Fresh Del Monte Produce Inc.	498,504	12,916
	Seaboard Corp.	3,768	12,148
*,1	Central Garden & Pet Co.	261,997	11,221
*	Vita Coco Co. Inc.	457,622	11,180
*	Hain Celestial Group Inc.	1,346,552	10,584
	Nu Skin Enterprises Inc. Class A	753,423	10,420
	SpartanNash Co.	510,464	10,316
*	United Natural Foods Inc.	888,077	10,204
*	Vital Farms Inc.	414,086	9,628
*	USANA Health Sciences Inc.	168,442	8,169
	Turning Point Brands Inc.	276,847	8,112
*,1	Beyond Meat Inc.	970,711	8,037
	Tootsie Roll Industries Inc.	246,480	7,895
	Calavo Growers Inc.	282,180	7,847
*	Mission Produce Inc.	656,810	7,796
	Medifast Inc.	160,999	6,169
*	Duckhorn Portfolio Inc.	629,195	5,858
*	Beauty Health Co.	1,257,652	5,584

		Shares	Market Value ($000)
	Oil-Dri Corp. of America	73,343	5,468
*,1	Westrock Coffee Co.	463,648	4,789
*	Seneca Foods Corp. Class A	81,005	4,609
	Limoneira Co.	227,319	4,446
*	Honest Co. Inc.	955,326	3,869
*	Nature's Sunshine Products Inc.	180,589	3,751
*	Olaplex Holdings Inc.	1,764,449	3,388
	Village Super Market Inc. Class A	102,748	2,940
	Natural Grocers by Vitamin Cottage Inc.	145,996	2,635
*	Whole Earth Brands Inc.	532,276	2,571
*,1	BRC Inc. Class A	587,198	2,513
*	Mama's Creations Inc.	385,609	1,928
*	HF Foods Group Inc.	540,508	1,892
	Alico Inc.	63,228	1,851
*	Lifeway Foods Inc.	85,576	1,474
	Lifevantage Corp.	195,613	1,183
*,1	Safety Shot Inc.	449,210	1,074
*	Farmer Bros Co.	295,653	1,055
	Natural Health Trends Corp.	111,509	747
*	Zevia PBC Class A	618,243	723
*	Veru Inc.	858,412	601
*	Natural Alternatives International Inc.	75,454	460
	United-Guardian Inc.	52,417	405
*	Willamette Valley Vineyards Inc.	72,379	363
*,1	Benson Hill Inc.	1,779,607	357
*	Rocky Mountain Chocolate Factory Inc.	97,457	353
*,1	Seneca Foods Corp. Class B	5,623	316
*	Coffee Holding Co. Inc.	164,749	260
*	Laird Superfood Inc.	99,083	238
*,1	Local Bounti Corp.	53,924	157
*	Vintage Wine Estates Inc.	431,243	155
*	Splash Beverage Group Inc.	301,169	139
*,1	Guardion Health Sciences Inc.	14,852	134
*	Sadot Group Inc.	275,710	82
*	Barfresh Food Group Inc.	58,859	70
*,1	FitLife Brands Inc.	3,074	70
*	S&W Seed Co.	140,870	68
	Mannatech Inc.	7,557	65
*,1	Bridgford Foods Corp.	5,282	59
*,1	Flora Growth Corp.	23,061	53
*	Upexi Inc.	69,176	40
*	Maison Solutions Inc. Class A	27,800	38
*,1	Better Choice Co. Inc.	5,950	36
*	Nocera Inc.	27,438	35
*	Arcadia Biosciences Inc.	14,038	30
*	Real Good Food Co. Inc. Class A	78,764	28
*,1	22nd Century Group Inc.	209,532	25
*,1	Edible Garden AG Inc.	35,337	11
*,1	Stryve Foods Inc. Class A	6,642	10
*,1	Eastside Distilling Inc.	8,697	9
*	Hempacco Co. Inc.	97	—
*	African Agriculture Holdings Inc.	893	—
			2,996,883
Energy (4.6%)
	Cheniere Energy Inc.	3,537,659	570,554
	Ovintiv Inc.	3,761,880	195,242
	TechnipFMC plc	6,517,245	163,648
	Texas Pacific Land Corp.	278,838	161,311

		Shares	Market Value ($000)
[1]	Chesapeake Energy Corp.	1,651,275	146,683
	HF Sinclair Corp.	2,333,035	140,845
*	Weatherford International plc	1,081,810	124,863
*	Southwestern Energy Co.	16,436,864	124,591
	Range Resources Corp.	3,610,445	124,308
*	Antero Resources Corp.	4,232,185	122,733
	Permian Resources Corp.	6,882,999	121,554
	NOV Inc.	5,881,070	114,798
	Matador Resources Co.	1,658,758	110,755
	Chord Energy Corp.	611,940	109,072
	ChampionX Corp.	2,861,500	102,699
	Murphy Oil Corp.	2,167,949	99,075
	Civitas Resources Inc.	1,285,340	97,570
	PBF Energy Inc. Class A	1,626,907	93,661
	DT Midstream Inc.	1,450,284	88,612
	SM Energy Co.	1,727,462	86,114
	Noble Corp. plc	1,665,580	80,764
	Equitrans Midstream Corp.	6,451,367	80,578
[1]	Magnolia Oil & Gas Corp. Class A	2,760,271	71,629
	Antero Midstream Corp.	5,094,001	71,622
*	Valaris Ltd.	937,715	70,572
*	Transocean Ltd.	10,680,973	67,077
*	Tidewater Inc.	726,726	66,859
	Helmerich & Payne Inc.	1,471,325	61,884
	Patterson-UTI Energy Inc.	4,808,225	57,410
	Northern Oil & Gas Inc.	1,361,578	54,027
*	CNX Resources Corp.	2,249,214	53,351
	California Resources Corp.	961,280	52,967
	Viper Energy Inc. Class A	1,317,787	50,682
	Cactus Inc. Class A	980,660	49,121
	Liberty Energy Inc. Class A	2,263,059	46,891
*	Kosmos Energy Ltd.	6,867,511	40,930
	Archrock Inc.	2,046,231	40,249
	Peabody Energy Corp.	1,643,926	39,882
*	Uranium Energy Corp.	5,863,700	39,580
*	Oceaneering International Inc.	1,498,381	35,062
	CONSOL Energy Inc.	400,161	33,517
*	Par Pacific Holdings Inc.	834,629	30,931
[1]	New Fortress Energy Inc.	990,370	30,295
	Sitio Royalties Corp. Class A	1,220,952	30,182
	International Seaways Inc.	562,746	29,938
*	Talos Energy Inc.	1,983,122	27,625
	Delek US Holdings Inc.	892,343	27,431
*	Expro Group Holdings NV	1,284,172	25,645
	World Kinect Corp.	895,420	23,684
*	Gulfport Energy Corp.	143,719	23,012
*	Helix Energy Solutions Group Inc.	2,099,502	22,759
*	Green Plains Inc.	959,994	22,195
*	Diamond Offshore Drilling Inc.	1,529,148	20,858
	Kinetik Holdings Inc. Class A	520,844	20,766
	Dorian LPG Ltd.	509,466	19,594
*	Vital Energy Inc.	368,161	19,343
[1]	Atlas Energy Solutions Inc. Class A	814,113	18,415
	CVR Energy Inc.	431,355	15,382
	Crescent Energy Co. Class A	1,282,609	15,263
*	US Silica Holdings Inc.	1,141,769	14,169
*	REX American Resources Corp.	226,560	13,301
	Comstock Resources Inc.	1,360,407	12,625

		Shares	Market Value ($000)
	Core Laboratories Inc.	709,583	12,120
*	Dril-Quip Inc.	534,428	12,041
*	Nabors Industries Ltd.	134,260	11,564
	VAALCO Energy Inc.	1,652,168	11,516
	Select Water Solutions Inc. Class A	1,238,125	11,428
*	ProPetro Holding Corp.	1,280,453	10,346
*	Bristow Group Inc. Class A	365,525	9,942
	RPC Inc.	1,236,944	9,574
	Vitesse Energy Inc.	348,769	8,276
	Berry Corp.	1,016,757	8,185
*,1	Centrus Energy Corp. Class A	195,008	8,099
*	SilverBow Resources Inc.	233,564	7,974
*	TETRA Technologies Inc.	1,777,133	7,873
*	Newpark Resources Inc.	1,025,915	7,407
*	Clean Energy Fuels Corp.	2,675,537	7,170
	SandRidge Energy Inc.	489,659	7,134
*,1	Tellurian Inc.	10,778,630	7,129
*	NextDecade Corp.	1,216,489	6,910
	Kodiak Gas Services Inc.	243,402	6,655
*	Oil States International Inc.	1,003,276	6,180
*	DMC Global Inc.	305,830	5,961
	Overseas Shipholding Group Inc. Class A	891,589	5,706
*	SEACOR Marine Holdings Inc.	379,392	5,289
	Excelerate Energy Inc. Class A	289,263	4,634
[1]	HighPeak Energy Inc.	287,252	4,530
[1]	W&T Offshore Inc.	1,538,549	4,077
	Solaris Oilfield Infrastructure Inc. Class A	464,376	4,026
*	Amplify Energy Corp.	548,319	3,624
	FutureFuel Corp.	393,445	3,167
*,1	Aemetis Inc.	524,228	3,140
*	Forum Energy Technologies Inc.	150,444	3,006
*,1	Gevo Inc.	3,824,818	2,940
*	Natural Gas Services Group Inc.	150,390	2,922
	Evolution Petroleum Corp.	446,295	2,740
*	ProFrac Holding Corp. Class A	323,380	2,703
	Granite Ridge Resources Inc.	399,914	2,599
*	Geospace Technologies Corp.	183,849	2,425
	Ranger Energy Services Inc. Class A	200,156	2,260
*	Hallador Energy Co.	379,079	2,021
	Riley Exploration Permian Inc.	59,317	1,957
	NACCO Industries Inc. Class A	60,429	1,825
*,1	Vertex Energy Inc.	1,257,698	1,761
*	KLX Energy Services Holdings Inc.	217,845	1,686
	Epsilon Energy Ltd.	279,006	1,533
*	Gulf Island Fabrication Inc.	207,420	1,525
*	OPAL Fuels Inc. Class A	300,007	1,506
	Adams Resources & Energy Inc.	49,775	1,443
*,1	Empire Petroleum Corp.	273,797	1,399
	PHX Minerals Inc.	398,834	1,360
*	Ring Energy Inc.	642,522	1,259
*	American Resources Corp.	824,157	1,162
*	Smart Sand Inc.	599,189	1,144
	Energy Services of America Corp.	132,368	1,092
*	Mammoth Energy Services Inc.	292,713	1,065
*	Profire Energy Inc.	498,092	921
*	PrimeEnergy Resources Corp.	7,468	749
*,1	Nine Energy Service Inc.	274,731	615
*	Lightbridge Corp.	162,218	479

		Shares	Market Value ($000)
*	Comstock Inc.	1,079,084	393
*	Battalion Oil Corp.	53,142	301
*	Independence Contract Drilling Inc.	152,868	284
*	Houston American Energy Corp.	164,070	218
	Barnwell Industries Inc.	80,914	191
*,1	Camber Energy Inc.	927,082	189
*	Superior Drilling Products Inc.	198,912	182
	Mexco Energy Corp.	17,490	175
*	NCS Multistage Holdings Inc.	10,480	168
*	Dawson Geophysical Co.	106,125	151
*	PEDEVCO Corp.	185,738	149
*,1	Verde Clean Fuels Inc.	29,389	118
*	Stabilis Solutions Inc.	27,744	112
	US Energy Corp.	102,771	111
*	Drilling Tools International Corp.	34,487	103
*	ENGlobal Corp.	37,593	64
*	MIND Technology Inc.	11,431	54
*,1	Clean Energy Technologies Inc.	37,155	40
*,1	Enservco Corp.	107,717	21
*,1	EzFill Holdings Inc.	6,718	11
*,1	Vivakor Inc.	5,003	4
			4,799,568
Financials (17.7%)
	KKR & Co. Inc.	9,909,189	996,666
	Apollo Global Management Inc.	6,519,524	733,120
*	Block Inc. Class A	8,277,322	700,096
*	Coinbase Global Inc. Class A	2,555,372	677,480
	Ares Management Corp. Class A	2,529,284	336,344
*	Markel Group Inc.	195,699	297,752
	LPL Financial Holdings Inc.	1,116,479	294,974
	First Citizens BancShares Inc. Class A	178,168	291,305
	Fidelity National Financial Inc.	3,860,135	204,973
	Reinsurance Group of America Inc.	983,684	189,733
	RenaissanceRe Holdings Ltd.	788,827	185,398
	Tradeweb Markets Inc. Class A	1,733,316	180,560
	Interactive Brokers Group Inc. Class A	1,598,680	178,589
	Equitable Holdings Inc.	4,685,037	178,078
	Kinsale Capital Group Inc.	329,328	172,812
	East West Bancorp Inc.	2,111,532	167,043
	Ally Financial Inc.	4,061,140	164,842
*	Robinhood Markets Inc. Class A	7,734,597	155,697
	Carlyle Group Inc.	3,241,440	152,056
*	WEX Inc.	637,093	151,329
	Erie Indemnity Co. Class A	373,163	149,851
	Annaly Capital Management Inc.	7,454,893	146,787
	Unum Group	2,715,970	145,739
*	Toast Inc. Class A	5,601,763	139,596
	American Financial Group Inc.	971,018	132,525
	Primerica Inc.	521,287	131,865
*	Affirm Holdings Inc. Class A	3,534,638	131,701
	Webster Financial Corp.	2,570,015	130,480
	First Horizon Corp.	8,376,558	128,999
	Morningstar Inc.	390,282	120,351
	Old Republic International Corp.	3,899,891	119,805
	Stifel Financial Corp.	1,521,313	118,921
	Blue Owl Capital Inc. Class A	6,038,516	113,886
	Voya Financial Inc.	1,536,553	113,582
	Jefferies Financial Group Inc.	2,532,679	111,691

		Shares	Market Value ($000)
	Cullen/Frost Bankers Inc.	962,461	108,344
*,1	SoFi Technologies Inc.	14,603,752	106,607
	SEI Investments Co.	1,473,155	105,920
	Western Alliance Bancorp	1,624,801	104,296
	Corebridge Financial Inc.	3,574,816	102,704
	AGNC Investment Corp.	10,347,295	102,438
	Houlihan Lokey Inc. Class A	779,960	99,983
	Evercore Inc. Class A	517,932	99,749
	Selective Insurance Group Inc.	909,066	99,243
	Pinnacle Financial Partners Inc.	1,135,515	97,518
	SouthState Corp.	1,139,657	96,905
	Zions Bancorp NA	2,217,323	96,232
	Wintrust Financial Corp.	917,877	95,817
	Popular Inc.	1,080,458	95,178
	Essent Group Ltd.	1,594,148	94,868
	First American Financial Corp.	1,542,660	94,179
	Commerce Bancshares Inc.	1,767,849	94,050
	Prosperity Bancshares Inc.	1,405,558	92,458
	OneMain Holdings Inc.	1,788,023	91,350
[1]	Starwood Property Trust Inc.	4,456,929	90,609
	MGIC Investment Corp.	4,047,556	90,503
	RLI Corp.	598,395	88,844
	Synovus Financial Corp.	2,189,134	87,697
	Affiliated Managers Group Inc.	506,027	84,744
	Ryan Specialty Holdings Inc. Class A	1,525,526	84,667
	Lincoln National Corp.	2,533,675	80,900
	Rithm Capital Corp.	7,198,450	80,335
	Cadence Bank	2,733,472	79,271
	Radian Group Inc.	2,286,695	76,536
	Old National Bancorp	4,392,259	76,469
	FNB Corp.	5,381,317	75,877
	Axis Capital Holdings Ltd.	1,163,913	75,678
*	Mr Cooper Group Inc.	963,187	75,080
	Western Union Co.	5,237,749	73,224
	Hanover Insurance Group Inc.	534,940	72,843
	United Bankshares Inc.	2,018,078	72,227
*	Euronet Worldwide Inc.	654,882	71,991
	Bank OZK	1,575,943	71,642
	SLM Corp.	3,285,121	71,583
	Assured Guaranty Ltd.	811,776	70,827
	FirstCash Holdings Inc.	554,819	70,762
	Lazard Inc. Class A	1,687,762	70,667
	Jackson Financial Inc. Class A	1,056,806	69,897
	Home BancShares Inc.	2,812,564	69,105
	White Mountains Insurance Group Ltd.	37,655	67,564
	Glacier Bancorp Inc.	1,657,912	66,781
	Janus Henderson Group plc	1,985,592	65,306
	First Financial Bankshares Inc.	1,927,927	63,255
*	Enstar Group Ltd.	199,750	62,074
	Hamilton Lane Inc. Class A	547,487	61,735
	Columbia Banking System Inc.	3,121,088	60,393
	Hancock Whitney Corp.	1,283,924	59,112
	UMB Financial Corp.	650,557	56,592
	Moelis & Co. Class A	995,693	56,525
*,1	Shift4 Payments Inc. Class A	851,305	56,246
	Kemper Corp.	902,409	55,877
*,1	Credit Acceptance Corp.	94,041	51,868
*	American Equity Investment Life Holding Co.	917,087	51,559

		Shares	Market Value ($000)
[1]	Blackstone Mortgage Trust Inc. Class A	2,575,818	51,285
	TPG Inc. Class A	1,141,669	51,033
	Valley National Bancorp	6,380,838	50,791
	Walker & Dunlop Inc.	498,195	50,348
*	Brighthouse Financial Inc.	957,912	49,371
	ServisFirst Bancshares Inc.	731,460	48,540
	Associated Banc-Corp	2,209,021	47,516
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,663,945	47,256
	Artisan Partners Asset Management Inc. Class A	1,022,633	46,806
	United Community Banks Inc.	1,771,483	46,625
	Ameris Bancorp	962,551	46,568
	BGC Group Inc. Class A	5,814,226	45,177
	International Bancshares Corp.	801,916	45,020
	Piper Sandler Cos.	225,604	44,780
	CNO Financial Group Inc.	1,609,995	44,243
	Federated Hermes Inc. Class B	1,220,923	44,100
	First Bancorp	2,493,048	43,728
*	Genworth Financial Inc. Class A	6,726,854	43,254
*	Texas Capital Bancshares Inc.	696,765	42,886
*	Remitly Global Inc.	2,041,470	42,340
	First Hawaiian Inc.	1,904,080	41,814
	Cathay General Bancorp	1,085,823	41,077
	WSFS Financial Corp.	905,174	40,860
*	Axos Financial Inc.	750,438	40,554
*	Flywire Corp.	1,591,175	39,477
*	NMI Holdings Inc. Class A	1,218,428	39,404
	Atlantic Union Bankshares Corp.	1,113,634	39,322
	PennyMac Financial Services Inc.	431,565	39,311
	Fulton Financial Corp.	2,440,670	38,782
	EVERTEC Inc.	957,932	38,221
	Community Bank System Inc.	795,336	38,200
*	Marqeta Inc. Class A	6,407,566	38,189
	BOK Financial Corp.	405,785	37,332
[1]	Arbor Realty Trust Inc.	2,811,990	37,259
	Bank of Hawaii Corp.	592,519	36,967
	Simmons First National Corp. Class A	1,870,886	36,407
	CVB Financial Corp.	1,977,370	35,276
[1]	New York Community Bancorp Inc.	10,828,406	34,867
	Pacific Premier Bancorp Inc.	1,427,857	34,269
	First Interstate BancSystem Inc. Class A	1,234,049	33,578
*	AvidXchange Holdings Inc.	2,551,089	33,547
	Banc of California Inc.	2,169,266	32,995
	Independent Bank Corp.	631,586	32,855
	Eastern Bankshares Inc.	2,343,729	32,297
*	Oscar Health Inc. Class A	2,167,255	32,227
	First Financial Bancorp	1,414,328	31,709
*	Palomar Holdings Inc.	376,438	31,557
	PJT Partners Inc. Class A	332,789	31,369
	Seacoast Banking Corp. of Florida	1,234,205	31,336
	BankUnited Inc.	1,106,618	30,985
	First Merchants Corp.	886,585	30,942
	Park National Corp.	217,172	29,503
	WaFd Inc.	1,015,122	29,469
*,1	Upstart Holdings Inc.	1,094,353	29,427
	Towne Bank	1,041,645	29,229
	Cohen & Steers Inc.	379,535	29,182
*	StoneX Group Inc.	402,178	28,257
*	BRP Group Inc. Class A	966,703	27,976

		Shares	Market Value ($000)
	Virtu Financial Inc. Class A	1,351,561	27,734
	StepStone Group Inc. Class A	772,512	27,610
*	Rocket Cos. Inc. Class A	1,887,550	27,464
	Bread Financial Holdings Inc.	734,855	27,366
*	Enova International Inc.	426,855	26,819
*	Bancorp Inc.	799,960	26,767
	Stewart Information Services Corp.	407,953	26,541
	WesBanco Inc.	888,953	26,500
	Renasant Corp.	832,916	26,087
	NBT Bancorp Inc.	708,628	25,992
	OFG Bancorp	702,206	25,848
*	Triumph Financial Inc.	323,772	25,682
	Trustmark Corp.	904,963	25,438
	Federal Agricultural Mortgage Corp. Class C	129,016	25,401
	Lakeland Financial Corp.	382,384	25,360
	Virtus Investment Partners Inc.	102,070	25,311
	Nelnet Inc. Class A	265,924	25,170
	Banner Corp.	510,245	24,492
	Independent Bank Group Inc.	533,503	24,354
*	Goosehead Insurance Inc. Class A	364,302	24,270
	PROG Holdings Inc.	676,117	23,285
	Victory Capital Holdings Inc. Class A	548,636	23,279
*	Donnelley Financial Solutions Inc.	369,772	22,930
	Horace Mann Educators Corp.	618,175	22,866
	Enterprise Financial Services Corp.	553,731	22,459
	City Holding Co.	215,324	22,441
*	Customers Bancorp Inc.	421,576	22,369
	Northwest Bancshares Inc.	1,902,613	22,165
	First Bancorp (XNGS)	610,234	22,042
*	Cannae Holdings Inc.	972,449	21,627
	Apollo Commercial Real Estate Finance Inc.	1,931,838	21,521
	Hilltop Holdings Inc.	685,966	21,484
	Ready Capital Corp.	2,340,048	21,365
	First Commonwealth Financial Corp.	1,512,127	21,049
	Navient Corp.	1,209,579	21,047
	Live Oak Bancshares Inc.	499,376	20,729
	Mercury General Corp.	401,211	20,702
	Two Harbors Investment Corp.	1,540,959	20,402
	Hope Bancorp Inc.	1,761,930	20,280
	National Bank Holdings Corp. Class A	560,832	20,229
	Heartland Financial USA Inc.	573,017	20,142
*	NCR Atleos Corp.	1,010,733	19,962
	Stock Yards Bancorp Inc.	405,996	19,857
	FB Financial Corp.	526,097	19,813
	Pathward Financial Inc.	386,586	19,515
	PennyMac Mortgage Investment Trust	1,319,117	19,365
	Westamerica Bancorp	394,337	19,275
	BancFirst Corp.	214,652	18,896
*	Payoneer Global Inc.	3,875,774	18,836
	Ladder Capital Corp. Class A	1,679,683	18,695
	CNA Financial Corp.	409,752	18,611
	Safety Insurance Group Inc.	223,162	18,342
*	Skyward Specialty Insurance Group Inc.	486,258	18,191
	Claros Mortgage Trust Inc.	1,836,615	17,925
	TriCo Bancshares	487,253	17,921
	First Busey Corp.	743,124	17,872
	S&T Bancorp Inc.	554,026	17,773
	Employers Holdings Inc.	385,590	17,502

		Shares	Market Value ($000)
	MFA Financial Inc.	1,516,663	17,305
*	SiriusPoint Ltd.	1,357,051	17,248
	Merchants Bancorp	396,567	17,124
	Stellar Bancorp Inc.	695,267	16,937
	Franklin BSP Realty Trust Inc.	1,239,261	16,557
	Veritex Holdings Inc.	807,410	16,544
	Nicolet Bankshares Inc.	190,134	16,350
	National Western Life Group Inc. Class A	33,166	16,316
*	Encore Capital Group Inc.	357,682	16,314
	Provident Financial Services Inc.	1,111,759	16,198
	Chimera Investment Corp.	3,374,212	15,555
*,1	Lemonade Inc.	938,951	15,408
*	PRA Group Inc.	588,301	15,343
	German American Bancorp Inc.	439,652	15,230
	Sandy Spring Bancorp Inc.	642,198	14,886
	AMERISAFE Inc.	294,866	14,793
	WisdomTree Inc.	1,607,180	14,770
*,1	Trupanion Inc.	534,815	14,766
[1]	ARMOUR Residential REIT Inc.	744,591	14,721
	OceanFirst Financial Corp.	887,292	14,560
	Peoples Bancorp Inc.	490,524	14,524
	QCR Holdings Inc.	238,596	14,492
	Redwood Trust Inc.	2,272,928	14,479
*	LendingClub Corp.	1,644,077	14,451
	Berkshire Hills Bancorp Inc.	628,789	14,412
	Preferred Bank	183,406	14,080
	Enact Holdings Inc.	447,535	13,954
[1]	Ellington Financial Inc.	1,166,147	13,772
	BrightSpire Capital Inc. Class A	1,989,741	13,709
	Brookline Bancorp Inc.	1,335,908	13,306
	Origin Bancorp Inc.	416,214	13,003
	1st Source Corp.	246,837	12,939
*	Repay Holdings Corp. Class A	1,167,607	12,844
	Southside Bancshares Inc.	426,131	12,456
	HCI Group Inc.	105,512	12,248
*	International Money Express Inc.	530,806	12,118
*	AssetMark Financial Holdings Inc.	330,218	11,693
	Capitol Federal Financial Inc.	1,960,282	11,683
	Lakeland Bancorp Inc.	958,173	11,594
	Brightsphere Investment Group Inc.	495,606	11,320
	Premier Financial Corp.	556,971	11,306
	First Bancshares Inc.	429,206	11,138
	F&G Annuities & Life Inc.	272,089	11,033
	Bank First Corp.	126,958	11,003
	Eagle Bancorp Inc.	461,968	10,852
*	Ambac Financial Group Inc.	690,385	10,791
	ConnectOne Bancorp Inc.	546,387	10,655
[1]	UWM Holdings Corp. Class A	1,455,887	10,570
	Community Trust Bancorp Inc.	237,979	10,150
	Dynex Capital Inc.	813,048	10,122
*	ProAssurance Corp.	778,504	10,012
	First Mid Bancshares Inc.	305,634	9,988
	New York Mortgage Trust Inc.	1,385,426	9,975
	Heritage Financial Corp.	513,467	9,956
	Dime Community Bancshares Inc.	516,716	9,952
	Amerant Bancorp Inc. Class A	426,470	9,932
	Tompkins Financial Corp.	197,409	9,928
	Byline Bancorp Inc.	441,841	9,597

		Shares	Market Value ($000)
*	Open Lending Corp.	1,500,865	9,395
	TFS Financial Corp.	743,837	9,343
*	CrossFirst Bankshares Inc.	669,802	9,270
	KKR Real Estate Finance Trust Inc.	897,626	9,030
	Perella Weinberg Partners Class A	638,689	9,025
	Univest Financial Corp.	428,124	8,914
	First Community Bankshares Inc.	255,584	8,851
	Old Second Bancorp Inc.	637,599	8,824
*	EZCORP Inc. Class A	776,119	8,793
*	NerdWallet Inc. Class A	597,297	8,780
	Independent Bank Corp. (Michigan)	334,237	8,473
	Central Pacific Financial Corp.	425,989	8,413
*	I3 Verticals Inc. Class A	367,454	8,411
	A-Mark Precious Metals Inc.	269,729	8,278
	Mercantile Bank Corp.	210,970	8,120
	Cass Information Systems Inc.	167,719	8,079
*,1	NB Bancorp Inc.	590,219	8,062
	Heritage Commerce Corp.	937,111	8,040
	TrustCo Bank Corp.	281,138	7,917
	Universal Insurance Holdings Inc.	384,970	7,823
*	World Acceptance Corp.	52,932	7,674
	Hanmi Financial Corp.	474,044	7,547
	American National Bankshares Inc.	156,501	7,474
	Republic Bancorp Inc. Class A	143,193	7,303
	Farmers National Banc Corp.	546,079	7,296
	Midland States Bancorp Inc.	289,968	7,287
*,1	Root Inc. Class A	118,811	7,257
	Washington Trust Bancorp Inc.	268,479	7,217
	Invesco Mortgage Capital Inc.	744,632	7,208
*	Columbia Financial Inc.	418,611	7,204
	Business First Bancshares Inc.	322,760	7,191
	Cambridge Bancorp	102,918	7,015
*	Coastal Financial Corp.	178,875	6,953
	Equity Bancshares Inc. Class A	202,002	6,943
*	LendingTree Inc.	163,932	6,941
	Great Southern Bancorp Inc.	123,619	6,777
	Horizon Bancorp Inc.	525,888	6,747
	Camden National Corp.	200,923	6,735
	CNB Financial Corp.	325,097	6,629
	Donegal Group Inc. Class A	468,069	6,618
	First Financial Corp.	172,413	6,609
	Bar Harbor Bankshares	247,579	6,556
*	Green Dot Corp. Class A	697,238	6,505
	TPG RE Finance Trust Inc.	841,202	6,494
	Amalgamated Financial Corp.	269,892	6,477
	United Fire Group Inc.	297,000	6,466
	Metrocity Bankshares Inc.	257,422	6,425
*	Metropolitan Bank Holding Corp.	166,705	6,418
	Peapack-Gladstone Financial Corp.	259,283	6,308
	HarborOne Bancorp Inc.	588,292	6,271
	HomeTrust Bancshares Inc.	229,087	6,263
[1]	Orchid Island Capital Inc.	698,633	6,239
	GCM Grosvenor Inc. Class A	641,472	6,197
	Southern Missouri Bancorp Inc.	141,066	6,166
	Flushing Financial Corp.	487,683	6,150
	Arrow Financial Corp.	245,687	6,147
	Kearny Financial Corp.	940,621	6,058
*	Paymentus Holdings Inc. Class A	262,982	5,983

		Shares	Market Value ($000)
	Diamond Hill Investment Group Inc.	38,800	5,982
*	Cantaloupe Inc.	924,630	5,945
	Ares Commercial Real Estate Corp.	793,485	5,911
	First Foundation Inc.	769,444	5,809
*	Moneylion Inc.	81,396	5,805
	Northfield Bancorp Inc.	588,711	5,722
	LCNB Corp.	356,971	5,690
	Northeast Bank	101,314	5,607
	Alerus Financial Corp.	255,837	5,585
	P10 Inc. Class A	662,912	5,582
	Tiptree Inc. Class A	320,195	5,533
	Shore Bancshares Inc.	480,803	5,529
	Capstar Financial Holdings Inc.	273,591	5,499
	Summit Financial Group Inc.	200,419	5,443
	James River Group Holdings Ltd.	584,624	5,437
[1]	Hingham Institution For Savings	31,024	5,412
	MidWestOne Financial Group Inc.	228,924	5,366
[1]	Burke & Herbert Financial Services Corp.	95,576	5,355
[1]	B. Riley Financial Inc.	250,173	5,296
	Capital City Bank Group Inc.	181,439	5,026
	Esquire Financial Holdings Inc.	105,755	5,020
	ACNB Corp.	130,176	4,895
*	Greenlight Capital Re Ltd. Class A	390,152	4,865
	MBIA Inc.	699,900	4,731
	SmartFinancial Inc.	220,802	4,652
	Federal Agricultural Mortgage Corp. Class A	29,319	4,577
*	NI Holdings Inc.	298,681	4,525
	South Plains Financial Inc.	164,525	4,403
*	Carter Bankshares Inc.	346,259	4,377
	Citizens & Northern Corp.	232,514	4,367
	Financial Institutions Inc.	231,279	4,353
	Mid Penn Bancorp Inc.	211,400	4,230
	HBT Financial Inc.	222,075	4,228
	Home Bancorp Inc.	110,046	4,216
	Peoples Financial Services Corp.	97,507	4,204
*	Hippo Holdings Inc.	228,911	4,182
	Orrstown Financial Services Inc.	156,108	4,179
	Granite Point Mortgage Trust Inc.	871,777	4,158
	FS Bancorp Inc.	119,191	4,137
	First Bank	299,982	4,122
	First Internet Bancorp	117,894	4,096
*	SWK Holdings Corp.	234,897	4,092
	Oppenheimer Holdings Inc. Class A	102,492	4,091
	HomeStreet Inc.	267,514	4,026
*	Bridgewater Bancshares Inc.	342,495	3,987
	Northrim Bancorp Inc.	78,554	3,968
[1]	NewtekOne Inc.	359,348	3,953
*,1	Sezzle Inc.	46,629	3,940
	Guaranty Bancshares Inc.	128,108	3,889
*	Southern First Bancshares Inc.	122,020	3,875
*,1	Hagerty Inc. Class A	422,486	3,866
	Sierra Bancorp	189,219	3,822
*	Selectquote Inc.	1,894,039	3,788
	First Business Financial Services Inc.	100,897	3,784
	Northeast Community Bancorp Inc.	239,956	3,774
	Farmers & Merchants Bancorp Inc.	166,651	3,715
	West Bancorp Inc.	208,373	3,715
*	Third Coast Bancshares Inc.	181,078	3,625

		Shares	Market Value ($000)
	BayCom Corp.	175,600	3,619
*	Blue Foundry Bancorp	382,944	3,584
	First of Long Island Corp.	319,955	3,548
	MVB Financial Corp.	158,261	3,531
	Five Star Bancorp	156,276	3,516
	Primis Financial Corp.	288,018	3,505
	Enterprise Bancorp Inc.	134,821	3,501
	Macatawa Bank Corp.	357,177	3,497
*	Heritage Insurance Holdings Inc.	327,521	3,488
	Investors Title Co.	21,248	3,467
	RBB Bancorp	192,099	3,460
	Regional Management Corp.	142,217	3,443
	Chicago Atlantic Real Estate Finance Inc.	217,268	3,426
	Bank of Marin Bancorp	199,616	3,348
	John Marshall Bancorp Inc.	184,802	3,312
	Red River Bancshares Inc.	66,121	3,292
	Waterstone Financial Inc.	270,377	3,290
[1]	Angel Oak Mortgage REIT Inc.	304,846	3,274
	Civista Bancshares Inc.	212,048	3,261
*	Acacia Research Corp.	604,723	3,223
*	American Coastal Insurance Corp.	296,547	3,170
*	Forge Global Holdings Inc.	1,605,966	3,099
	Timberland Bancorp Inc.	113,498	3,055
	Codorus Valley Bancorp Inc.	133,541	3,039
	Citizens Financial Services Inc.	61,559	3,029
	Bridge Investment Group Holdings Inc. Class A	438,169	3,001
	Fidelity D&D Bancorp Inc.	61,694	2,988
	Colony Bankcorp Inc.	255,862	2,942
	AFC Gamma Inc.	235,118	2,911
	PCB Bancorp	176,970	2,890
*	Ponce Financial Group Inc.	322,732	2,872
	First Bancorp Inc.	116,498	2,870
	National Bankshares Inc.	83,624	2,794
	Central Valley Community Bancorp	139,636	2,777
	Greene County Bancorp Inc.	94,877	2,731
	Norwood Financial Corp.	100,101	2,724
	Plumas Bancorp	73,314	2,697
	Sachem Capital Corp.	601,485	2,683
	Orange County Bancorp Inc.	56,769	2,611
	Ames National Corp.	128,938	2,602
	Capital Bancorp Inc.	123,121	2,565
*	Southern California Bancorp	170,797	2,547
	ChoiceOne Financial Services Inc.	92,210	2,522
*	Velocity Financial Inc.	138,380	2,491
*	Ocwen Financial Corp.	92,076	2,487
	First Financial Northwest Inc.	120,411	2,476
*	eHealth Inc.	408,224	2,462
	Evans Bancorp Inc.	81,839	2,444
[1]	Middlefield Banc Corp.	101,429	2,422
	LINKBANCORP Inc.	345,977	2,401
	BCB Bancorp Inc.	227,746	2,380
	Southern States Bancshares Inc.	91,779	2,379
	Bankwell Financial Group Inc.	90,469	2,347
	Seven Hills Realty Trust	180,973	2,338
	Parke Bancorp Inc.	135,403	2,332
	Princeton Bancorp Inc.	75,716	2,331
*	FVCBankcorp Inc.	190,907	2,325
	Unity Bancorp Inc.	82,977	2,290

		Shares	Market Value ($000)
*	Maiden Holdings Ltd.	1,016,703	2,288
*	California Bancorp	104,001	2,288
	ESSA Bancorp Inc.	125,382	2,286
[1]	Oak Valley Bancorp	92,100	2,282
*,1	Better Home & Finance Holding Co.	4,576,543	2,273
	First Northwest Bancorp	144,883	2,267
*	Kingsway Financial Services Inc.	271,673	2,266
	Western New England Bancorp Inc.	293,220	2,249
	Chemung Financial Corp.	52,844	2,245
	First United Corp.	97,981	2,245
*	Provident Bancorp Inc.	242,281	2,205
	C&F Financial Corp.	44,566	2,184
*,1	AlTi Global Inc.	376,741	2,132
*	loanDepot Inc. Class A	812,915	2,105
*	Atlanticus Holdings Corp.	70,011	2,072
	William Penn Bancorp	163,334	2,017
	Medallion Financial Corp.	254,706	2,015
	Investar Holding Corp.	122,875	2,010
	Virginia National Bankshares Corp.	66,254	1,994
	Ellington Residential Mortgage REIT	283,171	1,957
	BankFinancial Corp.	185,100	1,944
	Nexpoint Real Estate Finance Inc.	132,816	1,907
	Silvercrest Asset Management Group Inc. Class A	119,306	1,886
	OP Bancorp	187,294	1,869
	Hawthorn Bancshares Inc.	90,769	1,854
	Peoples Bancorp of North Carolina Inc.	66,532	1,853
	Penns Woods Bancorp Inc.	95,357	1,851
*	Paysign Inc.	496,392	1,817
	First Community Corp.	104,208	1,816
	Citizens Community Bancorp Inc.	145,525	1,768
	USCB Financial Holdings Inc.	152,608	1,740
*	ECB Bancorp Inc.	133,874	1,738
*	Security National Financial Corp. Class A	218,152	1,726
	Richmond Mutual Bancorp Inc.	155,139	1,725
	AG Mortgage Investment Trust Inc.	277,590	1,699
	Associated Capital Group Inc. Class A	51,150	1,673
	BV Financial Inc.	157,520	1,627
	Cherry Hill Mortgage Investment Corp.	457,606	1,620
	MainStreet Bancshares Inc.	87,327	1,586
*,1	SR Bancorp Inc.	161,257	1,522
	Franklin Financial Services Corp.	57,234	1,500
*	ACRES Commercial Realty Corp.	104,023	1,463
	Bank7 Corp.	50,961	1,437
	Union Bankshares Inc.	47,041	1,435
	FNCB Bancorp Inc.	236,131	1,433
*	Finwise Bancorp	142,628	1,433
	Meridian Corp.	143,789	1,426
	Great Ajax Corp.	373,852	1,421
*	First Western Financial Inc.	96,455	1,406
	Riverview Bancorp Inc.	296,809	1,401
	Lument Finance Trust Inc.	561,552	1,398
	Westwood Holdings Group Inc.	113,259	1,395
	Hanover Bancorp Inc.	93,997	1,393
*	Sterling Bancorp Inc.	269,676	1,392
	SB Financial Group Inc.	99,089	1,365
*,1	Citizens Inc. Class A	626,169	1,340
	United Security Bancshares	173,867	1,340
	Guild Holdings Co. Class A	90,873	1,340

		Shares	Market Value ($000)
	Crawford & Co. Class A	141,957	1,339
	First Savings Financial Group Inc.	78,792	1,320
	CB Financial Services Inc.	60,954	1,318
	Ohio Valley Banc Corp.	52,496	1,284
	First Capital Inc.	44,235	1,283
	CF Bankshares Inc.	62,612	1,250
	First National Corp.	76,797	1,249
	HMN Financial Inc.	58,871	1,242
	Provident Financial Holdings Inc.	92,550	1,238
	Crawford & Co. Class B	131,058	1,189
	Eagle Bancorp Montana Inc.	92,120	1,183
	Community West Bancshares	75,957	1,176
	Finward Bancorp	47,771	1,175
*	Heritage Global Inc.	432,887	1,143
*	Catalyst Bancorp Inc.	96,306	1,141
	Magyar Bancorp Inc.	97,998	1,090
*	Consumer Portfolio Services Inc.	143,922	1,088
	Territorial Bancorp Inc.	133,227	1,074
	Sound Financial Bancorp Inc.	26,625	1,070
*	Pioneer Bancorp Inc.	106,991	1,050
	United Bancorp Inc.	67,512	977
	Landmark Bancorp Inc.	49,408	953
*	Oportun Financial Corp.	391,650	952
	Old Point Financial Corp.	54,171	923
*	Affinity Bancshares Inc.	55,767	923
	First Guaranty Bancshares Inc.	90,349	917
	Summit State Bank	84,229	914
*	Rhinebeck Bancorp Inc.	100,699	851
*	Priority Technology Holdings Inc.	258,431	845
	Bank of the James Financial Group Inc.	76,015	787
*	1895 Bancorp of Wisconsin Inc.	113,359	773
*	GoHealth Inc. Class A	70,226	738
	First US Bancshares Inc.	79,463	736
	Bayfirst Financial Corp.	56,203	728
*	Nicholas Financial Inc.	107,044	724
	MarketWise Inc.	392,321	679
	Cullman Bancorp Inc.	64,219	639
	TC Bancshares Inc.	46,187	635
	US Global Investors Inc. Class A	226,209	629
	IF Bancorp Inc.	37,943	626
	AmeriServ Financial Inc.	234,364	609
*	Generations Bancorp NY Inc.	58,856	580
	Auburn National Bancorp Inc.	29,648	571
[1]	Blue Ridge Bankshares Inc.	210,890	567
*	OppFi Inc.	221,110	553
*	Kingstone Cos. Inc.	123,172	548
*,1	Bakkt Holdings Inc. Class A	1,170,281	538
*	First Seacoast Bancorp	62,608	525
*	Katapult Holdings Inc.	43,563	508
	Manhattan Bridge Capital Inc.	97,375	493
	Pathfinder Bancorp Inc.	36,045	452
	Value Line Inc.	10,721	434
*	Broadway Financial Corp.	78,709	434
	Hennessy Advisors Inc.	58,395	403
*	Usio Inc.	234,439	399
*	Finance of America Cos. Inc. Class A	445,632	328
*	Siebert Financial Corp.	150,413	317
*	Vericity Inc.	26,227	298

		Shares	Market Value ($000)
*	FlexShopper Inc.	194,566	290
[1]	Texas Community Bancshares Inc.	20,023	290
*	NSTS Bancorp Inc.	28,398	271
*	OptimumBank Holdings Inc.	59,642	256
*	Bogota Financial Corp.	35,315	250
*	BM Technologies Inc.	144,374	238
	Atlantic American Corp.	88,541	237
*,1	Marpai Inc. Class A	96,992	237
	Kentucky First Federal Bancorp	53,070	203
*	PB Bankshares Inc.	13,400	172
	Home Federal Bancorp Inc. of Louisiana	13,680	169
*	Income Opportunity Realty Investors Inc.	8,889	147
*	AppTech Payments Corp.	149,956	144
	Village Bank & Trust Financial Corp.	3,112	133
*	Carver Bancorp Inc.	71,288	109
*	Ryvyl Inc.	35,394	103
*	Oxbridge Re Holdings Ltd.	85,132	90
*	Central Plains Bancshares Inc.	7,126	73
[1]	Glen Burnie Bancorp	12,758	70
*	Patriot National Bancorp Inc.	18,171	66
*,1	OLB Group Inc.	112,818	64
*,1	Beneficient Class A	962,056	64
*,1	LM Funding America Inc.	16,506	60
*	Ashford Inc.	25,046	57
*	Lake Shore Bancorp Inc.	4,703	55
*	SHF Holdings Inc.	38,651	37
	Cohen & Co. Inc.	4,688	33
*	ICC Holdings Inc.	1,826	29
*	Conifer Holdings Inc.	25,019	28
*	XBP Europe Holdings Inc.	13,611	28
*	Reliance Global Group Inc.	40,514	14
*	CFSB Bancorp Inc.	1,201	9
*	Netcapital Inc.	52,818	7
*,1	Mill City Ventures III Ltd.	492	1
*	Marygold Cos. Inc.	113	—
			18,320,477
Health Care (11.7%)
*	Veeva Systems Inc. Class A	2,192,924	508,079
*	Alnylam Pharmaceuticals Inc.	1,878,178	280,694
*	Avantor Inc.	10,117,333	258,700
*	BioMarin Pharmaceutical Inc.	2,815,836	245,935
*	Neurocrine Biosciences Inc.	1,487,434	205,147
*	Exact Sciences Corp.	2,705,303	186,828
*	Sarepta Therapeutics Inc.	1,399,841	181,223
*	Shockwave Medical Inc.	552,783	180,003
	Royalty Pharma plc Class A	5,746,643	174,526
*	United Therapeutics Corp.	702,590	161,399
*	Tenet Healthcare Corp.	1,519,725	159,738
*	Natera Inc.	1,689,911	154,559
	Chemed Corp.	224,714	144,251
*	Repligen Corp.	777,584	143,013
*	Medpace Holdings Inc.	348,730	140,939
*	Viking Therapeutics Inc.	1,600,719	131,259
	Bruker Corp.	1,389,553	130,535
*	Penumbra Inc.	578,225	129,048
	Encompass Health Corp.	1,499,445	123,824
*	Elanco Animal Health Inc.	7,377,033	120,098
*	Jazz Pharmaceuticals plc	940,964	113,311

		Shares	Market Value ($000)
*	Acadia Healthcare Co. Inc.	1,380,268	109,345
*	Exelixis Inc.	4,558,615	108,176
*	HealthEquity Inc.	1,284,372	104,843
	Ensign Group Inc.	837,555	104,209
*	Cytokinetics Inc.	1,468,843	102,981
*	Vaxcyte Inc.	1,460,754	99,784
*	Masimo Corp.	665,326	97,703
*	Inspire Medical Systems Inc.	443,099	95,173
*	Ionis Pharmaceuticals Inc.	2,146,139	93,035
*	Intra-Cellular Therapies Inc.	1,340,731	92,779
*	Globus Medical Inc. Class A	1,725,868	92,576
*	Apellis Pharmaceuticals Inc.	1,526,684	89,738
*	Option Care Health Inc.	2,652,080	88,951
*	Blueprint Medicines Corp.	909,559	86,281
*,1	CRISPR Therapeutics AG	1,189,400	81,069
*	Halozyme Therapeutics Inc.	1,976,893	80,420
	Organon & Co.	3,825,289	71,915
*	Glaukos Corp.	729,481	68,783
*	Alkermes plc	2,496,259	67,574
	Perrigo Co. plc	2,038,207	65,610
*	Merit Medical Systems Inc.	864,666	65,498
*	Krystal Biotech Inc.	366,117	65,143
*	Haemonetics Corp.	760,639	64,921
*	Lantheus Holdings Inc.	1,025,717	63,841
*	REVOLUTION Medicines Inc.	1,934,528	62,350
*	Madrigal Pharmaceuticals Inc.	233,226	62,281
*	Bridgebio Pharma Inc.	1,931,252	59,714
*	10X Genomics Inc. Class A	1,558,563	58,493
*	Insmed Inc.	2,145,735	58,214
*	Integer Holdings Corp.	497,743	58,077
*	Ultragenyx Pharmaceutical Inc.	1,221,983	57,054
*	Evolent Health Inc. Class A	1,721,288	56,441
*	Cerevel Therapeutics Holdings Inc.	1,325,701	56,037
*	Biohaven Ltd.	1,002,610	54,833
*	Envista Holdings Corp.	2,563,935	54,817
*	Iovance Biotherapeutics Inc.	3,631,204	53,814
*	Roivant Sciences Ltd.	5,085,818	53,605
*	Fortrea Holdings Inc.	1,331,487	53,446
*	Prestige Consumer Healthcare Inc.	735,802	53,390
*	iRhythm Technologies Inc.	458,805	53,221
*	Arrowhead Pharmaceuticals Inc.	1,848,614	52,870
*	Axonics Inc.	759,655	52,393
*	Azenta Inc.	841,922	50,751
*	Ideaya Biosciences Inc.	1,124,814	49,357
*	Doximity Inc. Class A	1,829,024	49,219
*	Progyny Inc.	1,246,501	47,554
*	RadNet Inc.	975,121	47,449
	Select Medical Holdings Corp.	1,570,002	47,336
*	SpringWorks Therapeutics Inc.	953,465	46,930
*	Neogen Corp.	2,948,511	46,527
*	Enovis Corp.	741,189	46,287
*	Axsome Therapeutics Inc.	579,402	46,236
*	Amicus Therapeutics Inc.	3,875,885	45,658
*	LivaNova plc	806,234	45,101
*	Amedisys Inc.	485,080	44,705
*	Arvinas Inc.	1,026,208	42,362
*	Crinetics Pharmaceuticals Inc.	867,242	40,596
*	Celldex Therapeutics Inc.	947,110	39,750

		Shares	Market Value ($000)
	Premier Inc. Class A	1,783,994	39,426
*	R1 RCM Inc.	2,963,785	38,174
*	Denali Therapeutics Inc.	1,854,474	38,054
*	Teladoc Health Inc.	2,487,718	37,565
*	Guardant Health Inc.	1,800,134	37,137
*	Vericel Corp.	710,748	36,973
*	Inari Medical Inc.	767,092	36,805
	CONMED Corp.	459,258	36,777
*,1	Intellia Therapeutics Inc.	1,336,335	36,763
*	Arcellx Inc.	521,157	36,246
*	TransMedics Group Inc.	489,208	36,172
*	Integra LifeSciences Holdings Corp.	1,017,773	36,080
*	Nuvalent Inc. Class A	475,582	35,711
*	QuidelOrtho Corp.	741,388	35,542
*	CorVel Corp.	135,091	35,524
*	AMN Healthcare Services Inc.	566,341	35,402
*	Tandem Diabetes Care Inc.	977,122	34,600
*,1	Corcept Therapeutics Inc.	1,350,683	34,024
*	Hims & Hers Health Inc.	2,191,954	33,910
	Patterson Cos. Inc.	1,226,378	33,909
*	Beam Therapeutics Inc.	1,025,455	33,881
*	ACADIA Pharmaceuticals Inc.	1,788,451	33,068
*	PTC Therapeutics Inc.	1,128,575	32,830
*	Surgery Partners Inc.	1,100,040	32,814
*	PROCEPT BioRobotics Corp.	662,276	32,730
*	ICU Medical Inc.	303,441	32,565
*	Rhythm Pharmaceuticals Inc.	750,347	32,513
*	Owens & Minor Inc.	1,146,299	31,764
*	TG Therapeutics Inc.	1,995,167	30,346
*	Syndax Pharmaceuticals Inc.	1,266,676	30,147
*	Privia Health Group Inc.	1,534,152	30,054
*	NeoGenomics Inc.	1,908,643	30,004
*	Twist Bioscience Corp.	857,316	29,415
*	Myriad Genetics Inc.	1,348,277	28,745
*	Certara Inc.	1,606,185	28,719
*	Vera Therapeutics Inc. Class A	652,725	28,145
*	STAAR Surgical Co.	730,193	27,952
*	Supernus Pharmaceuticals Inc.	813,287	27,741
*	agilon health Inc.	4,531,905	27,645
*	Immunovant Inc.	842,678	27,227
*	Rocket Pharmaceuticals Inc.	1,005,983	27,101
*	UFP Technologies Inc.	107,203	27,037
*	Keros Therapeutics Inc.	407,872	27,001
*	Alpine Immune Sciences Inc.	677,149	26,842
*	Astrana Health Inc.	633,512	26,601
*	Catalyst Pharmaceuticals Inc.	1,660,569	26,469
*	Kymera Therapeutics Inc.	646,585	25,993
*	Veracyte Inc.	1,165,670	25,831
*,1	Apogee Therapeutics Inc.	387,559	25,753
*	Ardelyx Inc.	3,494,905	25,513
*	Avidity Biosciences Inc.	993,852	25,363
*	Akero Therapeutics Inc.	997,413	25,195
	US Physical Therapy Inc.	222,279	25,089
*	Addus HomeCare Corp.	242,527	25,063
*	Protagonist Therapeutics Inc.	860,110	24,883
*	Amphastar Pharmaceuticals Inc.	563,797	24,756
*	Dyne Therapeutics Inc.	857,433	24,343
*	Kura Oncology Inc.	1,140,481	24,326

		Shares	Market Value ($000)
*	Agios Pharmaceuticals Inc.	831,845	24,323
*	Dynavax Technologies Corp.	1,919,735	23,824
*,1	Recursion Pharmaceuticals Inc. Class A	2,368,007	23,609
*	Geron Corp.	7,104,685	23,445
*	Novocure Ltd.	1,461,035	22,836
*	Sotera Health Co.	1,863,287	22,378
*	Schrodinger Inc.	819,537	22,127
*	AtriCure Inc.	707,072	21,509
*	Morphic Holding Inc.	608,172	21,408
*	ADMA Biologics Inc.	3,172,757	20,940
*	Xencor Inc.	921,887	20,401
*	Pacira BioSciences Inc.	689,878	20,158
*	Alphatec Holdings Inc.	1,445,893	19,939
*	Omnicell Inc.	680,331	19,886
	LeMaitre Vascular Inc.	294,887	19,569
*	Brookdale Senior Living Inc.	2,863,228	18,926
	National HealthCare Corp.	199,633	18,867
*	Collegium Pharmaceutical Inc.	484,861	18,822
*	Phreesia Inc.	783,872	18,758
*	MannKind Corp.	4,014,234	18,184
*	Ligand Pharmaceuticals Inc.	245,341	17,934
*	Edgewise Therapeutics Inc.	983,135	17,932
*	Ironwood Pharmaceuticals Inc. Class A	2,054,804	17,897
*,1	Spyre Therapeutics Inc.	470,457	17,844
*	RxSight Inc.	342,711	17,677
*	4D Molecular Therapeutics Inc.	553,799	17,644
*	Harmony Biosciences Holdings Inc.	500,628	16,811
*	ANI Pharmaceuticals Inc.	235,218	16,261
*,1	Sana Biotechnology Inc.	1,617,487	16,175
*	BioCryst Pharmaceuticals Inc.	3,159,306	16,049
*	Ocular Therapeutix Inc.	1,694,806	15,423
*	Arcus Biosciences Inc.	802,601	15,153
*	Arcutis Biotherapeutics Inc.	1,502,917	14,894
*	Tarsus Pharmaceuticals Inc.	408,178	14,837
*,1	Immunome Inc.	599,210	14,788
*	Sage Therapeutics Inc.	786,486	14,739
*	Day One Biopharmaceuticals Inc.	879,536	14,530
*	Viridian Therapeutics Inc.	829,111	14,518
*	Maravai LifeSciences Holdings Inc. Class A	1,665,608	14,441
*	Prothena Corp. plc	581,959	14,415
*	89bio Inc.	1,214,164	14,133
*	Pacific Biosciences of California Inc.	3,747,341	14,053
*	AdaptHealth Corp. Class A	1,219,167	14,033
*	Avanos Medical Inc.	704,328	14,023
*	Deciphera Pharmaceuticals Inc.	880,693	13,853
*	Inhibrx Inc.	394,171	13,780
*	CG oncology Inc.	310,551	13,633
*	MacroGenics Inc.	924,555	13,609
*	Vir Biotechnology Inc.	1,338,429	13,558
*,1	Mirum Pharmaceuticals Inc.	539,042	13,541
*	Zentalis Pharmaceuticals Inc.	858,817	13,535
*	MiMedx Group Inc.	1,755,103	13,514
*,1	Janux Therapeutics Inc.	348,845	13,134
*	Innoviva Inc.	860,236	13,110
*	Scholar Rock Holding Corp.	737,872	13,105
*	CryoPort Inc.	738,935	13,079
*	REGENXBIO Inc.	601,780	12,679
*	Arcturus Therapeutics Holdings Inc.	367,071	12,396

		Shares	Market Value ($000)
*	Pediatrix Medical Group Inc.	1,233,455	12,372
*	Artivion Inc.	583,907	12,355
*,1	ImmunityBio Inc.	2,291,408	12,305
*	Verve Therapeutics Inc.	923,972	12,270
*	Quanterix Corp.	519,037	12,229
*	Pliant Therapeutics Inc.	813,224	12,117
*	Praxis Precision Medicines Inc.	197,316	12,040
*,1	Cassava Sciences Inc.	592,211	12,016
*	Disc Medicine Inc.	185,669	11,560
	Embecta Corp.	868,520	11,525
*	Relay Therapeutics Inc.	1,381,156	11,464
*	EyePoint Pharmaceuticals Inc.	552,128	11,412
*	Varex Imaging Corp.	625,339	11,319
*	Accolade Inc.	1,061,916	11,129
*	Liquidia Corp.	747,376	11,024
*	Silk Road Medical Inc.	584,919	10,716
*	Standard BioTools Inc.	3,781,269	10,247
	Simulations Plus Inc.	248,521	10,227
*	Cytek Biosciences Inc.	1,522,675	10,217
*	Nurix Therapeutics Inc.	687,212	10,102
	HealthStream Inc.	376,934	10,049
*	Amneal Pharmaceuticals Inc.	1,647,954	9,987
*,1	Soleno Therapeutics Inc.	229,475	9,822
	Atrion Corp.	21,127	9,793
*	BioLife Solutions Inc.	525,144	9,741
*	Cabaletta Bio Inc.	561,212	9,574
*	Editas Medicine Inc.	1,289,099	9,565
*	Cross Country Healthcare Inc.	509,430	9,537
*	Astria Therapeutics Inc.	668,863	9,414
*	Evolus Inc.	660,669	9,249
*	Cullinan Oncology Inc.	539,910	9,200
*	SI-BONE Inc.	561,796	9,197
*	Fate Therapeutics Inc.	1,249,412	9,171
*	Enhabit Inc.	782,894	9,121
*	Kiniksa Pharmaceuticals Ltd. Class A	456,336	9,004
*	ORIC Pharmaceuticals Inc.	653,274	8,983
*	Olema Pharmaceuticals Inc.	790,630	8,950
*,1	BrightSpring Health Services Inc.	822,636	8,942
*	Pennant Group Inc.	453,589	8,904
	National Research Corp.	224,592	8,896
*	Castle Biosciences Inc.	400,205	8,865
*,1	Novavax Inc.	1,854,451	8,864
*	CareDx Inc.	834,567	8,838
*	Treace Medical Concepts Inc.	671,137	8,758
*	LifeStance Health Group Inc.	1,390,394	8,579
	Mesa Laboratories Inc.	77,509	8,505
*	WaVe Life Sciences Ltd.	1,376,466	8,493
*	GoodRx Holdings Inc. Class A	1,183,979	8,406
*	Longboard Pharmaceuticals Inc.	386,369	8,346
*,1	Altimmune Inc.	805,315	8,198
*	Perspective Therapeutics Inc.	6,762,961	8,048
*	Orthofix Medical Inc.	549,680	7,981
*,1	ARS Pharmaceuticals Inc.	768,843	7,858
*,1	OPKO Health Inc.	6,542,048	7,850
*	Travere Therapeutics Inc.	1,016,331	7,836
*,1	Neurogene Inc.	153,821	7,829
*,1	Summit Therapeutics Inc.	1,882,852	7,795
*	Nevro Corp.	539,357	7,788

		Shares	Market Value ($000)
*	OmniAb Inc.	1,425,542	7,726
*	Talkspace Inc.	2,144,285	7,655
*	Cogent Biosciences Inc.	1,138,509	7,651
*	Alignment Healthcare Inc.	1,528,509	7,581
*	Y-mAbs Therapeutics Inc.	462,334	7,518
*,1	Korro Bio Inc.	82,731	7,446
*	Annexon Inc.	1,035,011	7,421
*,1	Allogene Therapeutics Inc.	1,646,255	7,359
*	Nuvation Bio Inc.	2,020,183	7,353
*	Paragon 28 Inc.	594,991	7,348
*	Marinus Pharmaceuticals Inc.	811,007	7,331
*	Nkarta Inc.	670,294	7,246
*	OrthoPediatrics Corp.	248,338	7,242
*	PetIQ Inc. Class A	392,529	7,175
*	Voyager Therapeutics Inc.	768,427	7,154
*	Fulcrum Therapeutics Inc.	742,401	7,008
*	Savara Inc.	1,402,404	6,984
*	OraSure Technologies Inc.	1,122,970	6,906
*,1	Esperion Therapeutics Inc.	2,535,923	6,796
*	Mersana Therapeutics Inc.	1,516,491	6,794
*	Community Health Systems Inc.	1,926,142	6,741
*	Revance Therapeutics Inc.	1,363,431	6,708
*	Zimvie Inc.	405,481	6,686
*	Health Catalyst Inc.	878,213	6,613
*	Replimune Group Inc.	807,735	6,599
*	Surmodics Inc.	224,133	6,576
*	Fulgent Genetics Inc.	302,431	6,563
*,1	Cargo Therapeutics Inc.	293,924	6,560
*	MaxCyte Inc.	1,555,303	6,517
*	Avid Bioservices Inc.	953,662	6,390
*	Caribou Biosciences Inc.	1,223,166	6,287
*	Corbus Pharmaceuticals Holdings Inc.	159,705	6,267
*	Larimar Therapeutics Inc.	823,331	6,249
*,1	Anavex Life Sciences Corp.	1,227,212	6,247
*	Avita Medical Inc.	389,334	6,241
*,1	Harrow Inc.	471,616	6,239
*	AnaptysBio Inc.	275,260	6,199
*,1	Heron Therapeutics Inc.	2,203,849	6,105
*	Tango Therapeutics Inc.	766,907	6,089
*	Alector Inc.	1,010,332	6,082
*	Anika Therapeutics Inc.	235,780	5,989
*	HilleVax Inc.	359,855	5,984
*	Definitive Healthcare Corp. Class A	725,602	5,856
*	Tactile Systems Technology Inc.	358,162	5,820
*	Kyverna Therapeutics Inc.	232,962	5,787
*,1	Shattuck Labs Inc.	641,475	5,735
*,1	Aerovate Therapeutics Inc.	191,288	5,656
*,1	Applied Therapeutics Inc.	831,291	5,653
*,1	Jasper Therapeutics Inc.	190,293	5,587
*,1	Phathom Pharmaceuticals Inc.	524,786	5,573
*	Tyra Biosciences Inc.	339,262	5,564
*,1	C4 Therapeutics Inc.	680,208	5,557
*	Viemed Healthcare Inc.	587,246	5,538
	Tourmaline Bio Inc.	241,727	5,536
*	Cerus Corp.	2,893,988	5,470
*,1	Enliven Therapeutics Inc.	309,312	5,441
*	Adaptive Biotechnologies Corp.	1,693,804	5,437
*	Pulmonx Corp.	586,456	5,436

		Shares	Market Value ($000)
*	Stoke Therapeutics Inc.	397,530	5,367
*	DocGo Inc.	1,327,602	5,364
*	iTeos Therapeutics Inc.	391,052	5,334
*	Lyell Immunopharma Inc.	2,391,088	5,332
*,1	Biomea Fusion Inc.	356,387	5,328
*,1	Cibus Inc. Class A	235,017	5,278
*	Axogen Inc.	653,620	5,275
*	Inozyme Pharma Inc.	679,651	5,206
*,1	Ocugen Inc.	3,173,760	5,205
*,1	Absci Corp.	913,421	5,188
*,1	Mind Medicine MindMed Inc.	551,691	5,186
*	Agiliti Inc.	510,813	5,169
	iRadimed Corp.	116,736	5,135
*	Atea Pharmaceuticals Inc.	1,212,939	4,900
*	Enanta Pharmaceuticals Inc.	280,040	4,889
	SIGA Technologies Inc.	564,397	4,831
*	Aura Biosciences Inc.	609,885	4,788
*	Akebia Therapeutics Inc.	2,602,859	4,763
*	Xeris Biopharma Holdings Inc.	2,118,293	4,681
*	Solid Biosciences Inc.	350,452	4,668
*,1	Theravance Biopharma Inc.	510,234	4,577
*	Inovio Pharmaceuticals Inc.	328,977	4,566
*	ModivCare Inc.	193,993	4,549
*	Sutro Biopharma Inc.	794,858	4,491
*,1	ALX Oncology Holdings Inc.	401,985	4,482
*	Arbutus Biopharma Corp.	1,715,068	4,425
*	TScan Therapeutics Inc.	555,193	4,408
*,1	Lexicon Pharmaceuticals Inc.	1,813,954	4,353
*	Taysha Gene Therapies Inc.	1,505,855	4,322
*,1	Verastem Inc.	360,608	4,255
*,1	Clover Health Investments Corp. Class A	5,315,950	4,221
*	LifeMD Inc.	406,860	4,183
*,1	Lineage Cell Therapeutics Inc.	2,814,846	4,166
*,1	2seventy bio Inc.	777,592	4,160
*,1	Prime Medicine Inc.	593,826	4,157
*,1	Entrada Therapeutics Inc.	292,648	4,147
*	RAPT Therapeutics Inc.	458,854	4,121
*	PepGen Inc.	278,038	4,087
*	Bluebird Bio Inc.	3,191,398	4,085
*	Adverum Biotechnologies Inc.	285,796	4,041
*	KalVista Pharmaceuticals Inc.	338,484	4,014
*,1	Senseonics Holdings Inc.	7,453,386	3,958
*	Celcuity Inc.	179,948	3,887
*,1	Ventyx Biosciences Inc.	696,133	3,829
*,1	AEON Biopharma Inc.	328,548	3,811
*	Sharecare Inc.	4,949,573	3,799
*,1	Zynex Inc.	303,630	3,756
*	AngioDynamics Inc.	631,882	3,709
	Phibro Animal Health Corp. Class A	284,845	3,683
*	Rigel Pharmaceuticals Inc.	2,427,377	3,593
*	Vanda Pharmaceuticals Inc.	870,631	3,578
*	Accuray Inc.	1,445,720	3,571
*	Invivyd Inc.	797,404	3,540
*	Tenaya Therapeutics Inc.	676,059	3,536
*	Codexis Inc.	1,012,856	3,535
*	uniQure NV	676,303	3,517
*	Terns Pharmaceuticals Inc.	532,520	3,493
	Utah Medical Products Inc.	48,796	3,470

		Shares	Market Value ($000)
*	Biote Corp. Class A	586,048	3,399
*	Gossamer Bio Inc.	2,879,795	3,398
*,1	Neumora Therapeutics Inc.	246,188	3,385
*	Gritstone bio Inc.	1,290,634	3,317
*,1	Gyre Therapeutics Inc.	189,757	3,317
*,1	Coherus Biosciences Inc.	1,386,562	3,314
*	Multiplan Corp.	4,065,334	3,298
*,1	Vaxart Inc.	2,523,623	3,281
*,1	CorMedix Inc.	770,617	3,267
*	American Well Corp. Class A	4,029,495	3,267
*	Black Diamond Therapeutics Inc.	639,408	3,242
*,1	Omeros Corp.	935,998	3,229
*,1	Cardiff Oncology Inc.	600,175	3,205
*,1	Actinium Pharmaceuticals Inc.	409,253	3,204
*	Poseida Therapeutics Inc. Class A	993,340	3,169
*	OptimizeRx Corp.	260,729	3,168
*	Inotiv Inc.	288,183	3,153
*	Monte Rosa Therapeutics Inc.	447,248	3,153
*,1	Sonida Senior Living Inc.	109,339	3,124
*,1	ACELYRIN Inc.	462,489	3,122
*	Aquestive Therapeutics Inc.	732,739	3,121
*	FibroGen Inc.	1,321,318	3,105
*	Puma Biotechnology Inc.	585,850	3,105
*	Capricor Therapeutics Inc.	451,342	3,065
*	Agenus Inc.	5,229,774	3,033
*	Organogenesis Holdings Inc. Class A	1,063,924	3,022
*	CVRx Inc.	165,802	3,019
*	Merrimack Pharmaceuticals Inc.	203,398	3,004
*,1	Atossa Therapeutics Inc.	1,664,345	2,996
*	Generation Bio Co.	718,076	2,923
*,1	ArriVent Biopharma Inc.	162,840	2,908
*	Joint Corp.	214,460	2,801
*	Humacyte Inc.	891,611	2,773
*,1	Precigen Inc.	1,911,098	2,771
*	Inogen Inc.	343,091	2,769
*	Zevra Therapeutics Inc.	475,127	2,756
*	Compass Therapeutics Inc.	1,376,010	2,724
*	G1 Therapeutics Inc.	625,460	2,702
*	Lyra Therapeutics Inc.	428,233	2,664
*	ChromaDex Corp.	747,814	2,602
*	X4 Pharmaceuticals Inc.	1,846,643	2,567
*,1	Coya Therapeutics Inc.	258,494	2,564
*	Vistagen Therapeutics Inc.	483,663	2,554
*,1	IGM Biosciences Inc.	263,652	2,544
*,1	Bioventus Inc. Class A	488,385	2,540
*	Adicet Bio Inc.	1,079,499	2,537
*	Lexeo Therapeutics Inc.	160,382	2,515
*,1	Quantum-Si Inc.	1,273,542	2,509
*	XOMA Corp.	104,069	2,503
*,1	Immunic Inc.	1,895,207	2,502
*	Nektar Therapeutics Class A	2,676,857	2,501
*	Mineralys Therapeutics Inc.	193,358	2,496
*	Karyopharm Therapeutics Inc.	1,642,989	2,481
*,1	23andMe Holding Co. Class A	4,664,470	2,481
*,1	GeneDx Holdings Corp. Class A	270,067	2,466
*	Sera Prognostics Inc. Class A	270,663	2,463
*	InfuSystem Holdings Inc.	286,920	2,459
*	Erasca Inc.	1,180,377	2,432

		Shares	Market Value ($000)
*	Harvard Bioscience Inc.	572,586	2,428
*,1	Elevation Oncology Inc.	471,173	2,417
*	Kodiak Sciences Inc.	458,129	2,410
*	Ovid therapeutics Inc.	789,118	2,407
*	Aldeyra Therapeutics Inc.	735,041	2,404
*	Werewolf Therapeutics Inc.	368,842	2,390
*	Stereotaxis Inc.	901,095	2,352
*	Sight Sciences Inc.	445,384	2,352
*	Dianthus Therapeutics Inc.	78,174	2,345
*	ClearPoint Neuro Inc.	344,389	2,342
*,1	Cellectar Biosciences Inc.	588,407	2,342
*,1	Butterfly Network Inc.	2,165,218	2,338
*	Abeona Therapeutics Inc.	319,138	2,314
*	Augmedix Inc.	559,046	2,286
*,1	Pulse Biosciences Inc.	257,244	2,241
*	Alto Neuroscience Inc.	143,893	2,209
*	Semler Scientific Inc.	75,585	2,208
*	GlycoMimetics Inc.	730,599	2,192
*,1	Orchestra BioMed Holdings Inc.	414,591	2,185
*	Alimera Sciences Inc.	538,980	2,102
*,2	PDL BioPharma Inc.	1,757,467	2,091
*	CytomX Therapeutics Inc.	946,563	2,063
*,1	Scilex Holding Co.	1,281,597	2,038
*	TruBridge Inc.	220,691	2,035
*	FONAR Corp.	94,631	2,021
*	XBiotech Inc.	245,175	1,993
*	NeuroPace Inc.	149,349	1,971
*	Third Harmonic Bio Inc.	208,734	1,970
*	Nautilus Biotechnology Inc. Class A	667,635	1,963
*,1	Zomedica Corp.	13,413,683	1,957
*,1	Inmune Bio Inc.	165,874	1,949
*	Lifecore Biomedical Inc.	363,800	1,932
*	Neuronetics Inc.	403,878	1,922
*	Foghorn Therapeutics Inc.	286,260	1,921
*	Acumen Pharmaceuticals Inc.	472,172	1,912
*,1	Pyxis Oncology Inc.	446,185	1,901
*	Emergent BioSolutions Inc.	751,111	1,900
*	Trevi Therapeutics Inc.	545,878	1,883
*	BioAtla Inc.	545,526	1,877
*,1	Genelux Corp.	284,119	1,827
*,1	Citius Pharmaceuticals Inc.	1,957,895	1,757
*,1	Verrica Pharmaceuticals Inc.	289,249	1,712
*,1	PDS Biotechnology Corp.	431,144	1,707
*	Amylyx Pharmaceuticals Inc.	600,395	1,705
*	Outset Medical Inc.	753,842	1,674
*	Relmada Therapeutics Inc.	353,625	1,644
*	Design Therapeutics Inc.	399,505	1,610
*,1	Galectin Therapeutics Inc.	670,160	1,602
*	Aveanna Healthcare Holdings Inc.	643,282	1,602
*	Electromed Inc.	98,146	1,585
*,1	TriSalus Life Sciences Inc.	162,023	1,580
*	aTyr Pharma Inc.	787,409	1,535
*	scPharmaceuticals Inc.	305,088	1,532
*	Sanara Medtech Inc.	41,129	1,522
*	Optinose Inc.	1,032,248	1,507
*,1	Metagenomi Inc.	141,338	1,491
*	Akoya Biosciences Inc.	306,112	1,436
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $5,738)	970,179	1,388

		Shares	Market Value ($000)
*	Chimerix Inc.	1,308,906	1,387
*,1	CEL - SCI Corp.	691,935	1,322
*	Anixa Biosciences Inc.	420,658	1,312
*	Rezolute Inc.	512,314	1,306
*	Tela Bio Inc.	226,799	1,286
*	Sangamo Therapeutics Inc.	1,906,425	1,278
*	KORU Medical Systems Inc.	539,920	1,274
*	Allakos Inc.	1,009,952	1,273
*,1	Greenwich Lifesciences Inc.	63,557	1,267
*	Assertio Holdings Inc.	1,307,570	1,254
*	Century Therapeutics Inc.	299,597	1,252
*,1	Zura Bio Ltd. Class A	483,300	1,242
*	Athira Pharma Inc.	452,018	1,239
*	Achieve Life Sciences Inc.	271,469	1,234
*	Vor BioPharma Inc.	519,630	1,232
*	Syros Pharmaceuticals Inc.	225,421	1,206
*,1	Annovis Bio Inc.	101,298	1,205
*,1	Sagimet Biosciences Inc. Class A	217,650	1,180
*,1	ProPhase Labs Inc.	181,391	1,174
*	Mural Oncology plc	236,779	1,158
*	Eton Pharmaceuticals Inc.	307,580	1,153
*,1	Renovaro Inc.	428,393	1,135
*	Clearside Biomedical Inc.	739,252	1,131
*,1	Omega Therapeutics Inc.	309,866	1,131
*	Cue Biopharma Inc.	597,569	1,129
*	Innovage Holding Corp.	253,304	1,125
*,1	Seres Therapeutics Inc.	1,449,776	1,122
*	Cartesian Therapeutics Inc.	1,696,040	1,102
*	Delcath Systems Inc.	228,198	1,088
*	Vincerx Pharma Inc.	211,921	1,072
*,1	Reviva Pharmaceuticals Holdings Inc.	279,273	1,056
*,1	Outlook Therapeutics Inc.	87,919	1,050
*	Aclaris Therapeutics Inc.	820,732	1,018
*	Spero Therapeutics Inc.	587,342	1,010
*	Seer Inc. Class A	517,365	983
*	Prelude Therapeutics Inc.	206,257	978
*	Societal CDMO Inc.	895,862	968
*	Cidara Therapeutics Inc.	1,047,746	964
	LENZ Therapeutics Inc.	43,163	964
*,1	AirSculpt Technologies Inc.	156,689	962
*	NGM Biopharmaceuticals Inc.	598,937	952
*	Atara Biotherapeutics Inc.	1,361,836	945
*	PMV Pharmaceuticals Inc.	540,351	919
*	Curis Inc.	81,306	884
*	MediciNova Inc.	607,734	881
*	Myomo Inc.	269,445	881
*	Lantern Pharma Inc.	99,265	874
*,1	Acrivon Therapeutics Inc.	120,699	863
*	AN2 Therapeutics Inc.	261,931	851
*	Immuneering Corp. Class A	289,196	836
*	Assembly Biosciences Inc.	62,266	828
*,1	Bioxcel Therapeutics Inc.	293,322	827
*	Personalis Inc.	539,279	804
*	Kewaunee Scientific Corp.	23,306	794
*	Eagle Pharmaceuticals Inc.	150,918	791
*	Matinas BioPharma Holdings Inc.	2,919,345	791
*	Sensus Healthcare Inc.	207,423	788
*	Enzo Biochem Inc.	618,881	786

		Shares	Market Value ($000)
*,1	Asensus Surgical Inc.	3,399,924	782
*,1	Carisma Therapeutics Inc.	342,628	778
*	enVVeno Medical Corp.	140,985	767
*	Corvus Pharmaceuticals Inc.	429,516	765
*	Forian Inc.	229,226	761
*,1	Conduit Pharmaceuticals Inc.	202,934	745
*,1	Celularity Inc. Class A	140,509	735
*	Kronos Bio Inc.	559,541	727
*,1	ProKidney Corp. Class A	442,808	726
*	SCYNEXIS Inc.	479,862	705
*	Kinnate Biopharma Inc.	264,345	703
*	DiaMedica Therapeutics Inc.	249,853	692
*	Kezar Life Sciences Inc.	764,730	689
*	Biodesix Inc.	481,484	689
*	Great Elm Group Inc.	358,816	689
*	Avrobio Inc.	537,481	688
*,1	Tempest Therapeutics Inc.	174,007	680
*	Oncology Institute Inc.	422,983	668
*	Hyperfine Inc. Class A	667,271	667
*	Passage Bio Inc.	493,230	666
*,1	Beyond Air Inc.	374,314	651
*	Allovir Inc.	858,612	648
*	CervoMed Inc.	26,694	622
*	Leap Therapeutics Inc.	226,112	601
*,1	Ocean Biomedical Inc.	156,202	591
*	Rockwell Medical Inc.	355,638	590
*	Cara Therapeutics Inc.	645,753	588
*	Ocuphire Pharma Inc.	288,947	581
*	Vigil Neuroscience Inc.	170,238	581
*	Aadi Bioscience Inc.	247,520	579
*,1	Regulus Therapeutics Inc.	200,187	577
*,1	Fractyl Health Inc.	77,633	574
*	Equillium Inc.	247,430	572
*	Apyx Medical Corp.	414,663	564
*	Protara Therapeutics Inc.	140,668	564
*,1	Bionano Genomics Inc.	505,292	561
*,1	Vivani Medical Inc.	302,542	560
*	IN8bio Inc.	471,410	556
*,1	DarioHealth Corp.	355,607	544
*	CytoSorbents Corp.	568,233	540
*	Precision BioSciences Inc.	39,093	530
*	iCAD Inc.	319,228	514
*	Q32 Bio Inc.	29,774	507
*	Co-Diagnostics Inc.	444,776	498
*	Hookipa Pharma Inc.	696,373	496
*,1	Checkpoint Therapeutics Inc.	242,152	496
*	IRIDEX Corp.	164,113	489
*	Eledon Pharmaceuticals Inc.	233,460	481
*	LENSAR Inc.	133,235	473
*,1	VolitionRX Ltd.	622,449	471
*	Elutia Inc.	148,707	468
*,1	Nuvectis Pharma Inc.	57,030	468
*	Dare Bioscience Inc.	947,802	465
*	Reneo Pharmaceuticals Inc.	278,541	462
*,1	Rani Therapeutics Holdings Inc. Class A	148,451	462
*	Rallybio Corp.	248,743	460
*	Ikena Oncology Inc.	318,152	452
*	NextCure Inc.	201,978	450

		Shares	Market Value ($000)
*	Durect Corp.	363,771	440
*	Instil Bio Inc.	40,517	438
*,1	Carmell Corp.	168,310	431
*,1	Eyenovia Inc.	430,389	424
*,1	SELLAS Life Sciences Group Inc.	412,707	417
*,1	Gain Therapeutics Inc.	109,849	414
*	HeartBeam Inc.	186,833	407
*	Vaxxinity Inc. Class A	562,125	403
*	Milestone Scientific Inc.	644,906	402
*	Journey Medical Corp.	109,083	401
*	Armata Pharmaceuticals Inc.	94,147	394
*	Pro-Dex Inc.	22,090	388
*	Lipocine Inc.	74,283	386
*,1	Cutera Inc.	255,224	375
*,1	Marker Therapeutics Inc.	87,137	375
*,1	Envoy Medical Inc.	94,602	371
*,1	Alaunos Therapeutics Inc.	204,718	371
*	P3 Health Partners Inc.	355,045	366
*	Cognition Therapeutics Inc.	196,541	358
*	Immix Biopharma Inc.	116,506	358
*,1	Acurx Pharmaceuticals Inc.	145,537	357
*	ElectroCore Inc.	57,460	355
*	ImmuCell Corp.	66,638	353
*	Champions Oncology Inc.	69,171	339
*	Singular Genomics Systems Inc.	649,099	334
*,1	Cardio Diagnostics Holdings Inc.	232,139	330
*	Eliem Therapeutics Inc.	119,083	326
*	Onconova Therapeutics Inc.	321,970	325
*	UNITY Biotechnology Inc.	194,785	319
	MEI Pharma Inc.	79,554	318
*,1	eFFECTOR Therapeutics Inc.	21,664	312
*,1	Quince Therapeutics Inc.	292,778	310
*	NeueHealth Inc.	47,738	310
*,1	Lexaria Bioscience Corp.	85,156	309
*	Streamline Health Solutions Inc.	630,999	303
*,1	Femasys Inc.	192,667	299
*,1	Nutex Health Inc.	3,109,310	298
*	Xtant Medical Holdings Inc.	253,917	297
*	Retractable Technologies Inc.	246,784	296
*	Vicarious Surgical Inc. Class A	982,654	296
*	Unicycive Therapeutics Inc.	212,382	293
*	AIM ImmunoTech Inc.	620,229	292
*	Viracta Therapeutics Inc.	282,488	288
*,1	Palatin Technologies Inc.	152,232	285
*	Clene Inc.	667,091	284
*,1	Owlet Inc.	65,981	284
*,1	TherapeuticsMD Inc.	122,234	280
*	Oncternal Therapeutics Inc.	31,061	280
*,1	DermTech Inc.	397,288	279
*	Surrozen Inc.	18,127	274
*	Aligos Therapeutics Inc.	275,481	270
*	Dyadic International Inc.	159,309	266
*,1	Aileron Therapeutics Inc.	40,314	262
*	Candel Therapeutics Inc.	159,874	253
	Psychemedics Corp.	85,868	252
*	IGC Pharma Inc.	630,222	252
*	ARCA biopharma Inc.	141,432	252
*,1	Oncocyte Corp.	84,999	249

		Shares	Market Value ($000)
*	NeuroOne Medical Technologies Corp.	206,870	248
*	Orgenesis Inc.	300,957	247
*	Ekso Bionics Holdings Inc.	179,455	244
*	Bolt Biotherapeutics Inc.	172,110	241
*	Aspira Women's Health Inc.	77,703	241
*	American Shared Hospital Services	81,025	239
*,1	Bright Green Corp.	968,476	236
*	Elicio Therapeutics Inc.	30,747	234
*	Boundless Bio Inc.	16,379	233
*	Cue Health Inc.	1,223,161	231
*,1	Fortress Biotech Inc.	114,328	229
*,1	BrainStorm Cell Therapeutics Inc.	401,014	226
*	Exagen Inc.	141,951	226
*,1	Biora Therapeutics Inc.	203,996	224
*	Turnstone Biologics Corp.	83,400	218
*,1	NRX Pharmaceuticals Inc.	452,851	214
*,1	VYNE Therapeutics Inc.	68,629	211
*	Intensity Therapeutics Inc.	40,587	211
*,1	Cyclo Therapeutics Inc.	150,240	209
*	KALA BIO Inc.	26,296	206
*,1	SeaStar Medical Holding Corp.	276,225	203
*	Nutriband Inc.	43,254	196
*	Alpha Teknova Inc.	76,567	194
*,1	SAB Biotherapeutics Inc.	42,561	193
*	Minerva Neurosciences Inc.	74,257	192
*	Dominari Holdings Inc.	77,916	191
*,1	Aprea Therapeutics Inc.	28,562	191
*	Lisata Therapeutics Inc.	57,596	180
*,1	MAIA Biotechnology Inc.	81,764	180
*,1	vTv Therapeutics Inc. Class A	7,654	180
*	NanoViricides Inc.	154,515	179
*,1	Moleculin Biotech Inc.	30,314	179
*	PharmaCyte Biotech Inc.	74,919	178
*,1	Predictive Oncology Inc.	69,881	178
*	Xilio Therapeutics Inc.	160,024	173
*	PAVmed Inc.	79,689	171
*	Galecto Inc.	212,689	166
*	CareMax Inc.	34,292	165
*	Pieris Pharmaceuticals Inc.	885,502	162
*	Know Labs Inc.	255,342	161
*	Lucid Diagnostics Inc.	193,991	157
*,1	Spruce Biosciences Inc.	197,187	155
*	Cryo-Cell International Inc.	19,959	149
[1]	TRxADE HEALTH Inc.	14,548	149
*,1	Biotricity Inc.	99,728	148
*	Senti Biosciences Inc. Class A	386,899	146
*	Lumos Pharma Inc.	50,828	143
*	Cumberland Pharmaceuticals Inc.	84,244	142
*	Biomerica Inc.	169,010	141
*	CareCloud Inc.	119,857	139
*	Microbot Medical Inc.	108,034	133
*,1	T2 Biosystems Inc.	44,433	133
*,1	Spectral AI Inc.	61,531	131
*,1	Acorda Therapeutics Inc.	10,438	130
*	Hepion Pharmaceuticals Inc.	48,908	122
*,1	Organovo Holdings Inc.	114,640	118
*	NeuroBo Pharmaceuticals Inc.	28,020	115
*,1	Tracon Pharmaceuticals Inc.	262,772	113

		Shares	Market Value ($000)
*	Rapid Micro Biosystems Inc. Class A	116,325	113
*	Molecular Templates Inc.	49,888	112
*	Talis Biomedical Corp.	12,746	112
*	Precipio Inc.	17,645	112
*,1	VBI Vaccines Inc.	184,436	111
*	Cocrystal Pharma Inc.	76,721	110
*	Forte Biosciences Inc.	149,484	105
*	Sensei Biotherapeutics Inc.	97,897	103
*,1	NKGen Biotech Inc.	53,804	102
*,1	Virios Therapeutics Inc.	208,883	100
*	Serina Therapeutics Inc. (XASE)	7,466	100
*,1	Cosmos Health Inc.	134,834	96
*	Anebulo Pharmaceuticals Inc.	32,472	93
*,1	Creative Medical Technology Holdings Inc.	17,629	92
*,1	Bullfrog AI Holdings Inc.	28,800	92
*,1	Theriva Biologics Inc.	194,494	91
*,1	Eiger BioPharmaceuticals Inc.	18,024	90
*	Strata Skin Sciences Inc.	235,454	89
*	Accelerate Diagnostics Inc.	90,274	89
*	ATI Physical Therapy Inc.	15,662	87
*	Benitec Biopharma Inc.	16,701	86
*,1	Aytu BioPharma Inc.	27,888	85
*,1	Star Equity Holdings Inc.	93,272	83
*,1	iCoreConnect Inc.	66,877	82
*	Imunon Inc.	48,806	80
*,1	bioAffinity Technologies Inc.	39,767	80
*,1	Novo Integrated Sciences Inc.	163,777	80
*	Alzamend Neuro Inc.	78,545	79
*,1	BioVie Inc.	147,637	78
*	MiNK Therapeutics Inc.	85,953	78
*	BioCardia Inc.	189,240	77
*	RenovoRx Inc.	56,737	76
*	Mustang Bio Inc.	73,419	76
*	Synlogic Inc.	42,476	76
*	Cyclerion Therapeutics Inc.	23,490	75
*	Clever Leaves Holdings Inc.	15,135	74
*	Avinger Inc.	23,802	73
*,1	Helius Medical Technologies Inc. Class A	12,598	73
*	TFF Pharmaceuticals Inc.	11,762	73
*,1	Applied DNA Sciences Inc.	173,534	71
*	Nexgel Inc.	25,526	70
*,1	AquaBounty Technologies Inc.	34,020	68
*,1	NexImmune Inc.	12,010	67
*	Edesa Biotech Inc.	15,702	65
*,1	Intelligent Bio Solutions Inc.	15,485	65
*,1	PetVivo Holdings Inc.	59,855	64
*,1	NeuroMetrix Inc.	15,124	64
*,1	Galera Therapeutics Inc.	448,330	63
*	HCW Biologics Inc.	37,649	63
*,1	Talphera Inc.	59,880	62
*,1	Eterna Therapeutics Inc.	26,099	62
*	SunLink Health Systems Inc.	83,942	61
*	Indaptus Therapeutics Inc.	27,068	61
*,1	ABVC BioPharma Inc.	46,947	61
*	Precision Optics Corp. Inc.	10,779	60
*	Pulmatrix Inc.	35,082	59
*,1	Hoth Therapeutics Inc.	38,804	59
*	Plus Therapeutics Inc.	32,541	59

		Shares	Market Value ($000)
*	Tivic Health Systems Inc.	47,981	59
*,1	ProSomnus Inc.	102,103	58
*,1	INVO BioScience Inc.	54,058	58
*,1	Processa Pharmaceuticals Inc.	24,433	58
*,1	Scorpius Holdings Inc.	352,600	57
*,1	Bio-Path Holdings Inc.	13,502	57
*	Protagenic Therapeutics Inc.	31,996	56
*,1	Neuraxis Inc.	17,745	55
*	CalciMedica Inc.	12,932	54
*	Acutus Medical Inc.	278,220	52
*	Landos Biopharma Inc.	2,399	52
*	Vivos Therapeutics Inc.	10,579	51
*,1	Telesis Bio Inc.	110,770	49
*,1	Petros Pharmaceuticals Inc.	31,811	47
*	GT Biopharma Inc.	10,504	47
*,1	Syra Health Corp. Class A	34,247	47
*,1	BioSig Technologies Inc.	68,788	45
*,1	Genprex Inc.	14,975	45
*,1	Tonix Pharmaceuticals Holding Corp.	233,557	43
*	Finch Therapeutics Group Inc.	16,234	43
*,1	Regional Health Properties Inc.	16,970	42
*	GeoVax Labs Inc.	19,239	38
*,1	OpGen Inc.	53,275	37
*	Xenetic Biosciences Inc.	9,797	37
*,1	Inhibikase Therapeutics Inc.	16,724	36
*	Aethlon Medical Inc.	21,224	36
*	Context Therapeutics Inc.	24,903	34
*,1	iBio Inc.	8,287	34
*	Trevena Inc.	72,355	33
*	Seelos Therapeutics Inc.	55,973	33
*,1	MyMD Pharmaceuticals Inc.	13,689	33
*,1	Monopar Therapeutics Inc.	45,167	31
*	Kineta Inc.	59,326	31
*,1	Soligenix Inc.	50,865	31
*,1	Silo Pharma Inc.	16,334	31
*	Modular Medical Inc.	15,977	30
*,1	Coeptis Therapeutics Holdings	100,759	30
*,1	MSP Recovery Inc.	43,697	30
*,1	Akili Inc. Class A	101,371	29
*	Titan Pharmaceuticals Inc.	4,103	29
*	BioRestorative Therapies Inc.	20,472	28
*	Palisade Bio Inc.	68,054	27
*	NanoVibronix Inc.	30,194	27
*,1	Sonnet BioTherapeutics Holdings Inc.	14,726	27
*	Virpax Pharmaceuticals Inc.	6,629	27
*	ThermoGenesis Holdings Inc.	35,419	25
*,1	Exicure Inc.	40,093	24
*,1	Lipella Pharmaceuticals Inc.	34,520	24
*,1	ENDRA Life Sciences Inc.	39,812	23
*,1	Tenon Medical Inc.	23,854	23
*,1	Venus Concept Inc.	32,438	22
*,1	Heart Test Laboratories Inc.	191,541	22
*	CNS Pharmaceuticals Inc.	58,369	21
*,1	SCWorx Corp.	6,922	21
*	Longeveron Inc. Class A	6,509	21
*	First Wave BioPharma Inc.	4,535	20
*,1	LogicMark Inc.	18,939	19
*,1	Evoke Pharma Inc.	29,851	18

		Shares	Market Value ($000)
*	Enveric Biosciences Inc.	18,198	18
*,1	Nuwellis Inc.	49,955	18
*	Lixte Biotechnology Holdings Inc.	5,209	18
*	Kiora Pharmaceuticals Inc.	24,566	17
*,1	Jaguar Health Inc.	192,335	17
*	Phio Pharmaceuticals Corp.	24,380	17
*	Aditxt Inc.	4,566	16
*	Healthcare Triangle Inc.	8,801	16
*,1	Imac Holdings Inc.	5,133	16
*,1	Yield10 Bioscience Inc.	40,451	15
*,1	Windtree Therapeutics Inc.	41,640	15
*,1,2	Aceragen Inc.	39,478	15
*	Ensysce Biosciences Inc.	18,175	14
*,1	Synaptogenix Inc.	68,522	13
*	Oragenics Inc.	8,866	13
*	Innovative Eyewear Inc.	47,233	13
*,1	Biofrontera Inc.	8,611	13
*,1	cbdMD Inc.	13,042	12
*	Adial Pharmaceuticals Inc.	9,359	12
*,1	Cyclacel Pharmaceuticals Inc.	5,796	12
*	Onconetix Inc.	73,513	11
*,2	Impact BioMedical Inc. (Registered)	1,738,388	11
*,1	Assure Holdings Corp.	20,753	10
*,1	Ontrak Inc.	20,311	10
*,1	Tenax Therapeutics Inc.	2,326	10
*,1	Aptevo Therapeutics Inc.	2,084	10
*	Qualigen Therapeutics Inc.	22,827	9
*,1	ReShape Lifesciences Inc.	49,874	9
*	iSpecimen Inc.	35,987	8
*	Salarius Pharmaceuticals Inc.	14,563	8
*	NeuBase Therapeutics Inc.	18,981	8
*	Calidi Biotherapeutics Inc.	14,939	8
*,1	Avenue Therapeutics Inc.	46,293	7
*	Dynatronics Corp.	16,074	7
*	Ampio Pharmaceuticals Inc.	7,388	7
*	Cingulate Inc.	6,351	7
*	Avalo Therapeutics Inc.	302	7
*,1	Vaccinex Inc.	900	7
*,1,2	Aravive Inc.	149,018	6
*,1	180 Life Sciences Corp.	2,521	6
*	Autonomix Medical Inc.	1,640	5
*,1	OneMedNet Corp.	6,903	5
*,1	Estrella Immunopharma Inc.	3,683	4
*	Sharps Technology Inc.	9,956	3
*,1	Motus GI Holdings Inc.	6,884	3
*,1	SiNtx Technologies Inc.	43,409	2
*,1	Biolase Inc.	10,911	2
*,1	PaxMedica Inc.	3,235	2
*	Ainos Inc.	1,966	2
*,1	60 Degrees Pharmaceuticals Inc.	7,048	2
*	GRI Bio Inc.	2,647	2
*	Serina Therapeutics Inc.	4,479	2
*	Sonoma Pharmaceuticals Inc.	3,818	1
*,1	Kintara Therapeutics Inc.	12,455	1
*	NovaBay Pharmaceuticals Inc.	13,710	1
*,1	Bluejay Diagnostics Inc.	794	1
*	Cadrenal Therapeutics Inc.	905	1
*,1	Revelation Biosciences Inc.	201	1

		Shares	Market Value ($000)
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2,3	MYOS Corp. (Acquired 8/24/23, Cost $—)	20,700	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*,1	ZyVersa Therapeutics Inc.	493	—
*	Tharimmune Inc.	427	—
			12,068,284
Industrials (17.9%)
	Ferguson plc	3,043,537	664,800
	Vertiv Holdings Co. Class A	5,248,265	428,626
	Booz Allen Hamilton Holding Corp. Class A	1,940,625	288,066
	Carlisle Cos. Inc.	724,736	283,988
	EMCOR Group Inc.	700,832	245,431
	Graco Inc.	2,523,718	235,867
*	Saia Inc.	397,173	232,346
	Lennox International Inc.	475,121	232,220
	TransUnion	2,899,589	231,387
	Owens Corning	1,323,812	220,812
	Lincoln Electric Holdings Inc.	854,878	218,370
*	XPO Inc.	1,735,450	211,777
	RB Global Inc.	2,727,109	207,724
	SS&C Technologies Holdings Inc.	3,207,143	206,444
	Watsco Inc.	467,362	201,886
	AECOM	2,030,501	199,152
	CNH Industrial NV	14,521,624	188,200
	nVent Electric plc	2,483,769	187,276
	Regal Rexnord Corp.	992,502	178,750
	Advanced Drainage Systems Inc.	1,020,252	175,728
	Comfort Systems USA Inc.	532,929	169,317
	ITT Inc.	1,223,858	166,481
*	Trex Co. Inc.	1,624,387	162,033
	Fortune Brands Innovations Inc.	1,885,223	159,622
*	Clean Harbors Inc.	752,486	151,483
	HEICO Corp.	786,742	150,268
	Tetra Tech Inc.	800,334	147,830
	Curtiss-Wright Corp.	571,726	146,328
*	Core & Main Inc. Class A	2,549,380	145,952
	Toro Co.	1,564,154	143,323
	BWX Technologies Inc.	1,369,554	140,544
	Woodward Inc.	900,570	138,796
	HEICO Corp. Class A	895,878	137,911
	Donaldson Co. Inc.	1,801,327	134,523
*	WillScot Mobile Mini Holdings Corp.	2,870,520	133,479
	Knight-Swift Transportation Holdings Inc. Class A	2,419,794	133,137
	Simpson Manufacturing Co. Inc.	638,511	131,010
*	Middleby Corp.	802,163	128,980
	KBR Inc.	2,021,300	128,676
*	CACI International Inc. Class A	332,606	126,001
*	API Group Corp.	3,176,949	124,759
	Acuity Brands Inc.	456,801	122,756
	Oshkosh Corp.	975,552	121,661
*	SiteOne Landscape Supply Inc.	675,115	117,841
*	RBC Bearings Inc.	432,997	117,061
	AGCO Corp.	931,110	114,545
	Applied Industrial Technologies Inc.	579,384	114,457
	UFP Industries Inc.	924,585	113,733
	WESCO International Inc.	658,019	112,705
*	Paylocity Holding Corp.	649,390	111,604

		Shares	Market Value ($000)
*	FTI Consulting Inc.	523,854	110,161
*	AZEK Co. Inc. Class A	2,182,118	109,586
	Allison Transmission Holdings Inc.	1,338,923	108,667
*	Fluor Corp.	2,551,027	107,857
	MSA Safety Inc.	551,897	106,842
	Atkore Inc.	550,078	104,713
	Landstar System Inc.	538,190	103,741
*	Chart Industries Inc.	629,080	103,622
*	NEXTracker Inc. Class A	1,840,121	103,544
	Science Applications International Corp.	778,898	101,561
	FTAI Aviation Ltd.	1,501,321	101,039
*	Lyft Inc. Class A	5,182,708	100,285
	Crane Co.	729,634	98,595
	U-Haul Holding Co. (XNYS)	1,439,427	95,981
*	GXO Logistics Inc.	1,782,663	95,836
	Esab Corp.	849,802	93,963
*	Beacon Roofing Supply Inc.	948,892	93,010
	Hexcel Corp.	1,262,358	91,963
	Mueller Industries Inc.	1,700,673	91,717
	Boise Cascade Co.	593,142	90,970
	Flowserve Corp.	1,965,423	89,781
	AAON Inc.	1,010,206	88,999
	Watts Water Technologies Inc. Class A	409,972	87,140
	Timken Co.	971,144	84,907
*	MasTec Inc.	907,305	84,606
*	Kirby Corp.	886,066	84,460
*	Casella Waste Systems Inc. Class A	853,698	84,405
*	SPX Technologies Inc.	683,108	84,111
	Sensata Technologies Holding plc	2,268,580	83,348
	Armstrong World Industries Inc.	660,811	82,086
	Genpact Ltd.	2,471,843	81,447
*	Alaska Air Group Inc.	1,876,137	80,655
	Ryder System Inc.	665,010	79,928
	Air Lease Corp. Class A	1,547,711	79,614
*	ExlService Holdings Inc.	2,468,845	78,509
	Federal Signal Corp.	911,627	77,370
	Maximus Inc.	913,153	76,614
	MDU Resources Group Inc.	3,039,955	76,607
*	ASGN Inc.	706,598	74,023
*	Stericycle Inc.	1,384,929	73,055
	Valmont Industries Inc.	313,293	71,519
	GATX Corp.	531,375	71,220
	Herc Holdings Inc.	422,603	71,124
	Zurn Elkay Water Solutions Corp.	2,100,968	70,319
	Moog Inc. Class A	430,072	68,661
	MSC Industrial Direct Co. Inc. Class A	685,070	66,479
*	AeroVironment Inc.	421,603	64,623
	Terex Corp.	996,134	64,151
	Franklin Electric Co. Inc.	596,739	63,738
*	Dycom Industries Inc.	439,367	63,062
	Exponent Inc.	759,897	62,836
*	Spirit AeroSystems Holdings Inc. Class A	1,736,540	62,637
	Arcosa Inc.	729,509	62,636
	Brink's Co.	672,524	62,128
*	Verra Mobility Corp. Class A	2,487,313	62,108
	TriNet Group Inc.	468,756	62,105
	Encore Wire Corp.	235,416	61,863
	Matson Inc.	521,673	58,636

		Shares	Market Value ($000)
*	CBIZ Inc.	742,093	58,254
	Insperity Inc.	529,928	58,085
*	GMS Inc.	593,552	57,776
	Kadant Inc.	174,635	57,298
	EnerSys	604,331	57,085
	ManpowerGroup Inc.	727,552	56,487
	CSW Industrials Inc.	232,133	54,458
*	Alight Inc. Class A	5,469,035	53,870
	Enpro Inc.	312,141	52,680
	Hillenbrand Inc.	1,046,325	52,620
	Korn Ferry	787,545	51,789
*	Sterling Infrastructure Inc.	461,465	50,904
*	Parsons Corp.	611,036	50,685
	ArcBest Corp.	353,745	50,409
	John Bean Technologies Corp.	475,716	49,898
*	Resideo Technologies Inc.	2,185,752	49,005
*,1	Clarivate plc	6,463,731	48,026
	Concentrix Corp.	707,843	46,873
	Rush Enterprises Inc. Class A	859,098	45,979
	McGrath RentCorp	366,706	45,241
*	Gates Industrial Corp. plc	2,486,415	44,034
*	MYR Group Inc.	249,116	44,031
	Albany International Corp. Class A	466,279	43,602
*	Masonite International Corp.	327,031	42,988
*,1	Sunrun Inc.	3,254,124	42,889
*	SkyWest Inc.	610,377	42,165
	Griffon Corp.	569,989	41,803
	ABM Industries Inc.	936,263	41,776
	ESCO Technologies Inc.	385,243	41,240
	Hub Group Inc. Class A	932,707	40,312
*	Atmus Filtration Technologies Inc.	1,245,861	40,179
*	Kratos Defense & Security Solutions Inc.	2,174,866	39,974
	Brady Corp. Class A	667,853	39,590
	UniFirst Corp.	224,728	38,975
	ICF International Inc.	257,916	38,850
*	RXO Inc.	1,749,276	38,257
*	ACV Auctions Inc. Class A	2,035,558	38,207
	Vestis Corp.	1,962,726	37,822
	Granite Construction Inc.	657,937	37,588
	Mueller Water Products Inc. Class A	2,335,876	37,584
	Werner Enterprises Inc.	948,731	37,114
*	Construction Partners Inc. Class A	660,795	37,104
*	JetBlue Airways Corp.	4,997,937	37,085
*	Gibraltar Industries Inc.	453,970	36,558
*	Masterbrand Inc.	1,914,959	35,886
	Alamo Group Inc.	155,429	35,489
*,1	Bloom Energy Corp. Class A	3,153,176	35,442
	Dun & Bradstreet Holdings Inc.	3,479,362	34,933
	Trinity Industries Inc.	1,225,438	34,128
	Primoris Services Corp.	797,983	33,970
	Avis Budget Group Inc.	276,294	33,835
	Tennant Co.	277,258	33,717
	Standex International Corp.	176,770	32,211
*	Array Technologies Inc.	2,123,886	31,667
	HNI Corp.	694,632	31,349
*	Hillman Solutions Corp.	2,943,254	31,316
	H&E Equipment Services Inc.	462,398	29,677
	Kennametal Inc.	1,189,233	29,659

		Shares	Market Value ($000)
*,1	Joby Aviation Inc.	5,531,941	29,651
*	AAR Corp.	492,178	29,467
	Enerpac Tool Group Corp. Class A	824,413	29,399
	AZZ Inc.	378,817	29,286
*	Hayward Holdings Inc.	1,892,866	28,980
*	Shoals Technologies Group Inc. Class A	2,542,250	28,422
	Barnes Group Inc.	759,685	28,222
*	OPENLANE Inc.	1,624,016	28,095
*,1	Plug Power Inc.	8,161,406	28,075
*	JELD-WEN Holding Inc.	1,286,744	27,318
*	Huron Consulting Group Inc.	282,252	27,271
	MillerKnoll Inc.	1,095,971	27,136
*	CoreCivic Inc.	1,713,974	26,755
*	GEO Group Inc.	1,842,396	26,015
*	American Woodmark Corp.	244,559	24,862
	Greenbrier Cos. Inc.	470,873	24,532
*	DNOW Inc.	1,586,018	24,107
*	Legalzoom.com Inc.	1,781,818	23,769
*	Cimpress plc	265,265	23,479
*	Leonardo DRS Inc.	1,061,986	23,459
*	Mercury Systems Inc.	778,395	22,963
*	Upwork Inc.	1,870,758	22,935
*,1	Symbotic Inc. Class A	504,929	22,722
	Helios Technologies Inc.	494,534	22,101
	CSG Systems International Inc.	424,713	21,890
*	Janus International Group Inc.	1,368,156	20,700
	Wabash National Corp.	688,022	20,599
	Apogee Enterprises Inc.	336,354	19,912
	Columbus McKinnon Corp.	441,496	19,704
	Powell Industries Inc.	137,049	19,502
	Lindsay Corp.	164,560	19,362
	Kaman Corp.	414,820	19,028
	Quanex Building Products Corp.	493,882	18,980
*	Paycor HCM Inc.	973,240	18,920
*	NV5 Global Inc.	188,953	18,519
	Kforce Inc.	261,215	18,421
	Steelcase Inc. Class A	1,395,146	18,249
*	Triumph Group Inc.	1,164,844	17,519
*	Nikola Corp.	16,358,975	17,013
*	Thermon Group Holdings Inc.	518,893	16,978
*	BlueLinx Holdings Inc.	130,341	16,976
*,1	Enovix Corp.	2,098,411	16,808
*	Montrose Environmental Group Inc.	415,599	16,279
	CRA International Inc.	108,780	16,271
*,1	Rocket Lab USA Inc.	3,932,732	16,164
	Marten Transport Ltd.	873,797	16,148
*	MRC Global Inc.	1,279,125	16,079
	VSE Corp.	199,464	15,957
	Tecnoglass Inc.	306,198	15,931
	Allegiant Travel Co.	207,444	15,602
*	Hertz Global Holdings Inc.	1,967,260	15,404
	Interface Inc. Class A	900,735	15,150
*	Fluence Energy Inc.	873,392	15,145
*	SP Plus Corp.	289,465	15,116
*	IES Holdings Inc.	122,712	14,927
	Gorman-Rupp Co.	373,540	14,773
	Forward Air Corp.	467,919	14,557
*	Transcat Inc.	129,116	14,387

		Shares	Market Value ($000)
	Astec Industries Inc.	327,627	14,321
	Matthews International Corp. Class A	460,136	14,301
*	Healthcare Services Group Inc.	1,135,928	14,176
*	Proto Labs Inc.	390,900	13,975
*	Driven Brands Holdings Inc.	880,288	13,900
	Deluxe Corp.	673,161	13,860
*	Energy Recovery Inc.	848,731	13,401
*,1	Archer Aviation Inc. Class A	2,807,123	12,969
*	Vicor Corp.	336,781	12,878
*	Viad Corp.	324,318	12,807
	Genco Shipping & Trading Ltd.	629,655	12,801
	REV Group Inc.	576,322	12,731
	Schneider National Inc. Class B	560,352	12,686
	First Advantage Corp.	748,876	12,147
	Kelly Services Inc. Class A	474,928	11,892
*	Ameresco Inc. Class A	490,650	11,839
*	U-Haul Holding Co.	173,913	11,746
	Barrett Business Services Inc.	92,209	11,685
*	Enviri Corp.	1,234,575	11,296
*,1	ChargePoint Holdings Inc.	5,695,279	10,821
*	Ducommun Inc.	210,676	10,808
*	Hawaiian Holdings Inc.	800,625	10,672
	Hyster-Yale Materials Handling Inc.	163,590	10,498
*	CECO Environmental Corp.	454,380	10,460
*	Xometry Inc. Class A	618,630	10,449
	Pitney Bowes Inc.	2,403,083	10,405
*	DXP Enterprises Inc.	193,254	10,384
*	Air Transport Services Group Inc.	752,454	10,354
	Insteel Industries Inc.	270,570	10,341
	Rush Enterprises Inc. Class B	193,998	10,338
	Heidrick & Struggles International Inc.	305,772	10,292
*	Blue Bird Corp.	260,170	9,975
*	Titan International Inc.	785,236	9,784
*	Tutor Perini Corp.	672,516	9,725
	Cadre Holdings Inc.	263,571	9,541
	Argan Inc.	185,534	9,377
*	Sun Country Airlines Holdings Inc.	596,341	8,999
	FTAI Infrastructure Inc.	1,425,335	8,951
*	3D Systems Corp.	2,014,365	8,944
*	Conduent Inc.	2,631,541	8,895
*	Great Lakes Dredge & Dock Corp.	1,013,721	8,870
	Global Industrial Co.	195,679	8,762
	Ennis Inc.	406,623	8,340
	Douglas Dynamics Inc.	342,845	8,269
*	Astronics Corp.	431,372	8,213
	Heartland Express Inc.	681,847	8,141
*	V2X Inc.	171,660	8,018
	Allient Inc.	223,717	7,982
*,1	FuelCell Energy Inc.	6,674,640	7,943
[1]	Spirit Airlines Inc.	1,630,756	7,893
*	Titan Machinery Inc.	317,462	7,876
*,1	Virgin Galactic Holdings Inc.	5,321,378	7,876
	ACCO Brands Corp.	1,402,800	7,870
	Miller Industries Inc.	155,334	7,782
*	Manitowoc Co. Inc.	545,070	7,707
*	Planet Labs PBC	3,005,508	7,664
*	Sterling Check Corp.	468,677	7,536
*	American Superconductor Corp.	555,472	7,504

		Shares	Market Value ($000)
*	BrightView Holdings Inc.	593,081	7,058
*	Hudson Technologies Inc.	625,398	6,886
	National Presto Industries Inc.	82,138	6,883
	Resources Connection Inc.	498,472	6,560
*	Franklin Covey Co.	166,217	6,526
*	TrueBlue Inc.	512,662	6,419
*	Limbach Holdings Inc.	149,690	6,200
	Shyft Group Inc.	498,695	6,194
	Preformed Line Products Co.	47,674	6,134
*	Liquidity Services Inc.	329,283	6,125
	LSI Industries Inc.	402,130	6,080
*	Distribution Solutions Group Inc.	168,731	5,987
[1]	Eagle Bulk Shipping Inc.	93,123	5,817
	Aris Water Solutions Inc. Class A	408,070	5,774
*	Bowman Consulting Group Ltd.	158,281	5,507
*	Daseke Inc.	630,937	5,237
*	Northwest Pipe Co.	150,041	5,203
*	Willdan Group Inc.	178,137	5,164
*	Matrix Service Co.	383,983	5,003
*	Custom Truck One Source Inc.	848,932	4,941
*,1	Stem Inc.	2,220,967	4,864
	Alta Equipment Group Inc.	371,262	4,808
	Park Aerospace Corp.	285,826	4,753
	Covenant Logistics Group Inc. Class A	102,386	4,747
*,1	Frontier Group Holdings Inc.	579,434	4,699
	Luxfer Holdings plc	422,626	4,383
*	Forrester Research Inc.	196,776	4,242
*,1	Net Power Inc.	371,192	4,228
	GrafTech International Ltd.	2,904,248	4,008
*	Graham Corp.	146,346	3,992
*	L B Foster Co. Class A	143,014	3,906
*,1	SunPower Corp.	1,292,214	3,877
*,1	NuScale Power Corp. Class A	713,331	3,788
*,1	LanzaTech Global Inc.	1,218,417	3,771
*	Orion Group Holdings Inc.	457,435	3,751
	Universal Logistics Holdings Inc.	101,183	3,731
*,1	SES AI Corp.	2,203,107	3,701
*	Byrna Technologies Inc.	257,331	3,585
	Pangaea Logistics Solutions Ltd.	512,373	3,571
*	Terran Orbital Corp.	2,646,113	3,466
	Park-Ohio Holdings Corp.	124,171	3,313
*	Hyliion Holdings Corp.	1,872,224	3,295
*	AerSale Corp.	446,416	3,205
*	TaskUS Inc. Class A	272,411	3,174
*,1	Desktop Metal Inc. Class A	3,571,434	3,143
	Omega Flex Inc.	43,703	3,100
	TTEC Holdings Inc.	294,053	3,049
	Eastern Co.	88,712	3,024
*	Spire Global Inc.	247,965	2,976
*	NN Inc.	613,095	2,906
*,1	Microvast Holdings Inc.	3,395,294	2,842
*	Commercial Vehicle Group Inc.	429,381	2,761
*	Performant Financial Corp.	920,874	2,707
*	Radiant Logistics Inc.	498,130	2,700
*	Mistras Group Inc.	279,573	2,673
*,1	Blink Charging Co.	883,563	2,660
*	Concrete Pumping Holdings Inc.	336,641	2,659
*	Asure Software Inc.	324,928	2,528

		Shares	Market Value ($000)
	Twin Disc Inc.	152,296	2,517
*,1	Eos Energy Enterprises Inc.	2,440,264	2,513
	Quad/Graphics Inc.	463,634	2,462
*,1	Innodata Inc.	366,924	2,422
*	Gencor Industries Inc.	142,788	2,383
*	HireRight Holdings Corp.	158,554	2,263
	Karat Packaging Inc.	78,371	2,242
*	Perma-Fix Environmental Services Inc.	184,484	2,194
*	DLH Holdings Corp.	163,140	2,165
*	Blade Air Mobility Inc.	755,482	2,153
*,1	Eve Holding Inc.	391,966	2,117
*	Mayville Engineering Co. Inc.	145,156	2,080
	Acme United Corp.	42,264	1,986
	EVI Industries Inc.	79,315	1,975
*,1	Energy Vault Holdings Inc.	1,091,814	1,954
*	RCM Technologies Inc.	91,076	1,946
*,1	Sky Harbour Group Corp.	149,143	1,905
*,1	TPI Composites Inc.	653,364	1,901
*	Taylor Devices Inc.	36,398	1,812
*	Quest Resource Holding Corp.	205,544	1,764
	Virco Manufacturing Corp.	150,864	1,649
*	Willis Lease Finance Corp.	33,105	1,643
	Hurco Cos. Inc.	81,359	1,640
*	VirTra Inc.	156,066	1,604
*	BlackSky Technology Inc. Class A	1,120,963	1,525
	BGSF Inc.	146,036	1,520
*	PAM Transportation Services Inc.	93,486	1,515
	ARC Document Solutions Inc.	533,343	1,477
*,1	Intuitive Machines Inc.	235,119	1,469
*,1	Falcon's Beyond Global Inc. Class A	135,826	1,392
*	Innovative Solutions & Support Inc.	189,865	1,390
*,1	FiscalNote Holdings Inc.	1,039,674	1,383
*	Manitex International Inc.	199,531	1,369
*	LS Starrett Co. Class A	85,648	1,361
*	Ultralife Corp.	148,995	1,313
*,1	Redwire Corp.	287,325	1,261
*	Markforged Holding Corp.	1,489,025	1,245
*,1	Beam Global	178,909	1,217
*	Alpha Pro Tech Ltd.	194,654	1,215
*,1	374Water Inc.	807,554	1,018
*	Babcock & Wilcox Enterprises Inc.	890,338	1,006
	NL Industries Inc.	134,129	983
*	Odyssey Marine Exploration Inc. Class B	247,703	944
*,1	Hyzon Motors Inc.	1,219,651	899
*,1	SKYX Platforms Corp.	644,799	845
*,1	Bridger Aerospace Group Holdings Inc.	165,432	830
	HireQuest Inc.	63,147	818
*,1	Wheels Up Experience Inc.	276,809	794
*	Perma-Pipe International Holdings Inc.	97,176	768
*,1	Southland Holdings Inc.	141,533	729
*	FreightCar America Inc.	184,666	711
*	Flux Power Holdings Inc.	160,450	711
*	Ideal Power Inc.	78,007	694
*,1	ESS Tech Inc.	937,719	678
*	Amprius Technologies Inc.	255,988	678
*,1	Mega Matrix Corp.	236,856	677
*	Broadwind Inc.	275,644	656
*	Hydrofarm Holdings Group Inc.	577,654	624

		Shares	Market Value ($000)
*,1	Xos Inc.	57,084	585
*	GEE Group Inc.	1,612,349	580
*,1	Surf Air Mobility Inc.	686,744	579
*	Mastech Digital Inc.	64,171	578
*,1	Volato Group Inc.	158,745	564
*,1	Aqua Metals Inc.	1,039,347	559
*	Hudson Global Inc.	30,771	543
*,1	Velo3D Inc.	1,164,919	531
*	INNOVATE Corp.	749,309	525
*	Skillsoft Corp.	57,505	518
*	Pioneer Power Solutions Inc.	84,350	482
*	ClearSign Technologies Corp.	478,114	461
*	TechPrecision Corp.	125,690	454
*	NeoVolta Inc.	376,441	444
*	FTC Solar Inc.	818,583	441
*	Air T Inc.	19,387	430
	Espey Manufacturing & Electronics Corp.	16,768	423
*	Fuel Tech Inc.	347,857	421
*,1	Mesa Air Group Inc.	474,206	417
*	Orion Energy Systems Inc.	453,956	395
*	Team Inc.	52,557	379
*,1	Palladyne AI Corp.	199,748	362
*	CPI Aerostructures Inc.	152,363	357
*,1	KULR Technology Group Inc.	922,983	351
*,1	Exela Technologies Inc.	105,337	342
*,1	flyExclusive Inc.	75,344	325
*,1	Solidion Technology Inc.	118,021	325
	CompX International Inc.	8,944	307
*,1	Knightscope Inc. Class A	610,384	305
*	Westwater Resources Inc.	592,292	290
*	Jewett-Cameron Trading Co. Ltd.	53,321	284
*	Air Industries Group	53,709	252
*	Steel Connect Inc.	26,684	251
*	Where Food Comes From Inc.	21,327	224
*	Complete Solaria Inc.	354,350	213
	Chicago Rivet & Machine Co.	12,203	207
*	Ocean Power Technologies Inc.	753,871	200
*,1	JanOne Inc.	73,304	193
*	SIFCO Industries Inc.	59,551	189
*,1	Tigo Energy Inc.	176,330	189
*,1	Bitcoin Depot Inc.	87,067	165
*	Urban-Gro Inc.	111,102	152
*,1	Getaround Inc.	484,505	149
*,1	Energous Corp.	68,443	139
*	Professional Diversity Network Inc.	75,021	134
*,1	Expion360 Inc.	39,179	122
*,1	Astra Space Inc. Class A	179,589	122
*	Optex Systems Holdings Inc.	15,053	115
*	Wilhelmina International Inc.	23,052	112
*,1	Ideanomics Inc.	116,534	111
*,1	LiqTech International Inc.	31,286	97
*,1	Advent Technologies Holdings Inc.	506,225	91
*	Dragonfly Energy Holdings Corp.	124,806	67
*	Mobile Infrastructure Corp. Class A	15,775	58
*,1	View Inc.	49,458	57
*,1	Laser Photonics Corp.	32,357	54
*,1	Sidus Space Inc. Class A	13,932	47
*	TOMI Environmental Solutions Inc.	66,377	45

		Shares	Market Value ($000)
*,1	AgEagle Aerial Systems Inc.	57,726	45
*,1	Polar Power Inc.	80,105	44
*	Shapeways Holdings Inc.	21,179	42
*,1	Nauticus Robotics Inc.	125,161	40
*,1	Safe & Green Holdings Corp.	195,578	39
*	Jet.AI Inc.	42,979	39
*	DSS Inc.	21,730	39
*	FGI Industries Ltd.	24,551	37
*	Avalon Holdings Corp. Class A	15,500	35
*	iPower Inc.	47,002	25
*,1	Applied UV Inc.	16,695	25
*,1	iSun Inc.	97,573	24
*	Art's-Way Manufacturing Co. Inc.	10,164	21
*,1	Nuburu Inc.	134,105	19
*,1	Energy Focus Inc.	11,850	19
*	Shimmick Corp.	3,310	19
*	CEA Industries Inc.	30,150	18
*,1	Fathom Digital Manufacturing C	3,456	16
*,1	Gaucho Group Holdings Inc.	22,058	11
*	Staffing 360 Solutions Inc.	30,990	9
*,1	Momentus Inc. Class A	19,933	9
*,1	Nxu Inc. Class A	8,128	6
*	Nuvve Holding Corp.	4,449	5
*,1	Pineapple Energy Inc.	52,951	4
*,1	Agrify Corp.	9,557	4
*,1	Greenwave Technology Solutions Inc.	22,716	3
*	Servotronics Inc.	136	2
*,1	ShiftPixy Inc.	280	1
*,1,2	FTE Networks Inc.	82,837	—
*	Ault Alliance Inc.	676	—
			18,544,119
Information Technology (18.2%)
*	Crowdstrike Holdings Inc. Class A	3,399,286	1,089,777
	Marvell Technology Inc.	12,912,921	915,268
*	Workday Inc. Class A	3,116,368	849,989
*	Snowflake Inc. Class A	4,764,554	769,952
*	Palantir Technologies Inc. Class A	28,749,509	661,526
*	Datadog Inc. Class A	4,512,282	557,718
*	HubSpot Inc.	752,207	471,303
*	Atlassian Corp. Class A	2,353,030	459,100
	Dell Technologies Inc. Class C	3,982,449	454,437
*	Cloudflare Inc. Class A	4,457,830	431,652
*	MongoDB Inc. Class A	1,079,814	387,264
*,1	MicroStrategy Inc. Class A	222,836	379,837
	Entegris Inc.	2,234,761	314,073
*	Zscaler Inc.	1,328,843	255,975
*	Zoom Video Communications Inc. Class A	3,846,066	251,417
*	GoDaddy Inc. Class A	2,092,740	248,366
*	Okta Inc. Class A	2,367,112	247,647
*	Pure Storage Inc. Class A	4,436,517	230,655
*	Manhattan Associates Inc.	915,009	228,963
*	Nutanix Inc. Class A	3,619,652	223,405
*	AppLovin Corp. Class A	2,719,955	188,275
*	DocuSign Inc. Class A	3,048,437	181,534
	Bentley Systems Inc. Class B	3,446,931	179,999
*	Twilio Inc. Class A	2,711,264	165,794
*	Dynatrace Inc.	3,564,618	165,541
*	Lattice Semiconductor Corp.	2,064,724	161,523

		Shares	Market Value ($000)
*	Guidewire Software Inc.	1,226,727	143,171
*	UiPath Inc. Class A	6,082,970	137,901
*	Onto Innovation Inc.	734,959	133,086
	MKS Instruments Inc.	941,336	125,198
*	Elastic NV	1,223,133	122,607
*	Coherent Corp.	1,977,840	119,897
	Universal Display Corp.	652,707	109,948
*	Procore Technologies Inc.	1,333,150	109,545
	Cognex Corp.	2,578,422	109,377
*	Ciena Corp.	2,172,695	107,440
	Vontier Corp.	2,311,882	104,867
	TD SYNNEX Corp.	924,695	104,583
*	Arrow Electronics Inc.	805,191	104,240
*	Fabrinet	543,500	102,732
*	SPS Commerce Inc.	549,564	101,614
*	Confluent Inc. Class A	3,286,760	100,312
*	Rambus Inc.	1,609,352	99,474
*	Samsara Inc. Class A	2,573,185	97,241
*	Unity Software Inc.	3,586,022	95,747
*	Novanta Inc.	535,029	93,507
*	BILL Holdings Inc.	1,347,934	92,630
*	Dropbox Inc. Class A	3,798,772	92,310
*	Qualys Inc.	548,878	91,591
	Littelfuse Inc.	372,359	90,241
*	Aspen Technology Inc.	420,118	89,603
*	SentinelOne Inc. Class A	3,723,839	86,803
*	Tenable Holdings Inc.	1,753,446	86,673
*	Smartsheet Inc. Class A	2,040,974	78,577
*	MACOM Technology Solutions Holdings Inc.	821,088	78,529
*	Gitlab Inc. Class A	1,339,996	78,149
*	Varonis Systems Inc. Class B	1,631,801	76,972
*	Insight Enterprises Inc.	414,827	76,959
*	Appfolio Inc. Class A	305,588	75,401
*,1	Marathon Digital Holdings Inc.	3,335,923	75,325
*	Cirrus Logic Inc.	809,369	74,915
*	Kyndryl Holdings Inc.	3,441,296	74,883
	Dolby Laboratories Inc. Class A	892,313	74,749
*	DoubleVerify Holdings Inc.	2,088,602	73,435
	Badger Meter Inc.	440,064	71,207
*	Altair Engineering Inc. Class A	819,538	70,603
*	Silicon Laboratories Inc.	477,472	68,622
*	Five9 Inc.	1,088,774	67,624
	Avnet Inc.	1,355,847	67,223
*	CommVault Systems Inc.	654,906	66,427
*	Itron Inc.	679,974	62,911
*	Cleanspark Inc.	2,964,964	62,887
*	Box Inc. Class A	2,154,460	61,014
	Power Integrations Inc.	850,972	60,887
*	Workiva Inc. Class A	714,618	60,600
*	SolarEdge Technologies Inc.	851,173	60,416
	Belden Inc.	627,562	58,119
*	DXC Technology Co.	2,735,913	58,029
*	Synaptics Inc.	588,337	57,398
	Advanced Energy Industries Inc.	559,131	57,020
*	Teradata Corp.	1,464,117	56,617
*	Wolfspeed Inc.	1,882,056	55,521
*	Axcelis Technologies Inc.	490,227	54,670
*	Alarm.com Holdings Inc.	747,345	54,160

		Shares	Market Value ($000)
*	ACI Worldwide Inc.	1,627,651	54,054
*	FormFactor Inc.	1,163,551	53,093
*	Sanmina Corp.	833,157	51,806
*	CCC Intelligent Solutions Holdings Inc.	4,183,318	50,032
	Amkor Technology Inc.	1,545,518	49,828
*	BlackLine Inc.	761,112	49,153
*	Diodes Inc.	686,549	48,402
*	Lumentum Holdings Inc.	1,007,818	47,720
*	HashiCorp Inc. Class A	1,758,738	47,398
*	Blackbaud Inc.	629,149	46,645
*	Freshworks Inc. Class A	2,526,012	45,999
*	Q2 Holdings Inc.	875,147	45,998
*	Rapid7 Inc.	919,666	45,100
	Crane NXT Co.	720,718	44,612
*	Impinj Inc.	340,556	43,731
*	RingCentral Inc. Class A	1,254,428	43,579
*	Sprout Social Inc. Class A	729,563	43,562
*	Envestnet Inc.	744,094	43,090
	Vishay Intertechnology Inc.	1,880,359	42,647
	Kulicke & Soffa Industries Inc.	843,393	42,431
	Pegasystems Inc.	636,835	41,165
	InterDigital Inc.	383,911	40,871
*	Credo Technology Group Holding Ltd.	1,883,672	39,915
*	IPG Photonics Corp.	439,564	39,864
*	Plexus Corp.	411,727	39,040
*,1	C3.ai Inc. Class A	1,427,112	38,632
*	Clearwater Analytics Holdings Inc. Class A	2,145,401	37,952
*,1	Riot Platforms Inc.	3,093,803	37,868
	Progress Software Corp.	655,867	34,964
*	nCino Inc.	912,873	34,123
*	LiveRamp Holdings Inc.	987,481	34,068
*	Aurora Innovation Inc. Class A	11,862,662	33,453
*	Braze Inc. Class A	754,213	33,412
*	OSI Systems Inc.	230,870	32,973
*	PagerDuty Inc.	1,395,803	31,657
*	ePlus Inc.	401,335	31,521
*	Ultra Clean Holdings Inc.	678,475	31,169
*	Mirion Technologies Inc. Class A	2,730,878	31,050
*	Verint Systems Inc.	929,347	30,808
	Xerox Holdings Corp.	1,693,260	30,309
*	Viavi Solutions Inc.	3,323,972	30,215
*	Rogers Corp.	249,587	29,623
*	Veeco Instruments Inc.	840,893	29,574
*	Perficient Inc.	520,347	29,290
*	Calix Inc.	876,189	29,054
*	Allegro MicroSystems Inc.	1,074,138	28,959
*	DigitalOcean Holdings Inc.	757,817	28,933
*	Ambarella Inc.	564,969	28,683
*	Squarespace Inc. Class A	763,437	27,820
	Clear Secure Inc. Class A	1,263,061	26,865
*	Semtech Corp.	961,891	26,442
*	Photronics Inc.	933,632	26,440
*,1	IonQ Inc.	2,570,373	25,678
*	Agilysys Inc.	303,825	25,600
*	NCR Voyix Corp.	2,007,271	25,352
*	Appian Corp. Class A	621,229	24,818
*	Zeta Global Holdings Corp. Class A	2,268,075	24,790
*	SiTime Corp.	261,049	24,338

		Shares	Market Value ($000)
*	TTM Technologies Inc.	1,539,150	24,088
*	Cohu Inc.	709,776	23,657
*	Fastly Inc. Class A	1,796,857	23,305
*	NetScout Systems Inc.	1,059,895	23,148
*	PROS Holdings Inc.	635,146	23,075
*	Harmonic Inc.	1,677,833	22,550
*	Extreme Networks Inc.	1,940,231	22,390
*	Sprinklr Inc. Class A	1,784,861	21,900
	CTS Corp.	465,546	21,783
*	Knowles Corp.	1,342,528	21,615
*	Everbridge Inc.	617,188	21,497
*	Vertex Inc. Class A	671,846	21,338
*	Informatica Inc. Class A	598,500	20,947
*	MaxLinear Inc. Class A	1,117,365	20,861
*	SMART Global Holdings Inc.	782,946	20,607
*	Intapp Inc.	593,852	20,369
*	ACM Research Inc. Class A	698,839	20,364
*	Viasat Inc.	1,119,473	20,251
*,1	SoundHound AI Inc. Class A	3,295,071	19,408
*	Diebold Nixdorf Inc.	556,428	19,163
*	PAR Technology Corp.	417,080	18,919
*	Asana Inc. Class A	1,219,937	18,897
*	PowerSchool Holdings Inc. Class A	857,060	18,247
*	Zuora Inc. Class A	1,999,519	18,236
*,1	Infinera Corp.	2,990,466	18,033
*	Arlo Technologies Inc.	1,408,663	17,820
	Napco Security Technologies Inc.	439,010	17,631
	Adeia Inc.	1,602,327	17,497
*	Digi International Inc.	538,910	17,207
*	Ichor Holdings Ltd.	436,837	16,871
*	ScanSource Inc.	371,483	16,360
	Benchmark Electronics Inc.	539,241	16,183
*	PDF Solutions Inc.	456,711	15,377
*	Model N Inc.	523,427	14,902
*	Alkami Technology Inc.	596,861	14,665
	A10 Networks Inc.	1,053,093	14,417
*,1	indie Semiconductor Inc. Class A	2,014,922	14,266
*	Jamf Holding Corp.	773,292	14,190
*	N-able Inc.	1,041,266	13,609
*	Couchbase Inc.	461,363	12,138
*	Amplitude Inc. Class A	1,093,295	11,895
*	E2open Parent Holdings Inc.	2,634,714	11,698
	PC Connection Inc.	175,370	11,562
	Bel Fuse Inc. Class B	182,363	10,998
*	AvePoint Inc.	1,387,596	10,990
*	Mitek Systems Inc.	714,372	10,073
*	Grid Dynamics Holdings Inc.	818,766	10,063
*	Cerence Inc.	610,241	9,611
*	SolarWinds Corp.	760,350	9,596
*	Klaviyo Inc. Class A	374,844	9,551
*	nLight Inc.	728,188	9,466
*	Yext Inc.	1,565,439	9,440
*	Olo Inc. Class A	1,628,781	8,942
	Hackett Group Inc.	364,311	8,853
*	Navitas Semiconductor Corp. Class A	1,850,518	8,827
*	Kimball Electronics Inc.	391,346	8,473
*	CEVA Inc.	366,164	8,316
*,1	Lightwave Logic Inc.	1,742,087	8,153

		Shares	Market Value ($000)
*	Xperi Inc.	669,186	8,070
*,1	Blend Labs Inc. Class A	2,475,612	8,046
*	Matterport Inc.	3,533,004	7,985
*	Corsair Gaming Inc.	641,847	7,920
*,1	Powerfleet Inc.	1,461,294	7,803
*	NETGEAR Inc.	478,205	7,541
*	SmartRent Inc. Class A	2,776,573	7,441
*	Alpha & Omega Semiconductor Ltd.	335,606	7,397
[1]	Ubiquiti Inc.	63,833	7,395
*	Applied Optoelectronics Inc.	508,089	7,042
*	BigCommerce Holdings Inc.	1,014,807	6,992
*	Aviat Networks Inc.	175,354	6,723
	Methode Electronics Inc.	548,130	6,676
	NVE Corp.	73,246	6,605
*	FARO Technologies Inc.	296,016	6,367
*	Daktronics Inc.	636,703	6,342
*	Vishay Precision Group Inc.	172,469	6,093
*	Clearfield Inc.	196,653	6,065
*	OneSpan Inc.	517,429	6,018
	American Software Inc. Class A	521,843	5,975
*,1	Digimarc Corp.	219,825	5,975
	ADTRAN Holdings Inc.	1,094,703	5,955
*	Instructure Holdings Inc.	276,521	5,912
*	MeridianLink Inc.	311,838	5,831
*	SEMrush Holdings Inc. Class A	438,150	5,810
*,1	Applied Digital Corp.	1,263,654	5,408
*	Unisys Corp.	1,066,805	5,238
*	Porch Group Inc.	1,213,243	5,229
*,1	MicroVision Inc.	2,814,406	5,179
*	Evolv Technologies Holdings Inc.	1,157,596	5,151
*	Weave Communications Inc.	442,669	5,082
*	Eastman Kodak Co.	1,012,788	5,013
*	8x8 Inc.	1,846,503	4,986
*,1	Terawulf Inc.	1,895,934	4,986
*	Enfusion Inc. Class A	536,243	4,960
*,1	Aehr Test Systems	394,499	4,892
*	Backblaze Inc. Class A	462,814	4,735
	ON24 Inc.	662,626	4,731
	Climb Global Solutions Inc.	66,690	4,727
*	Consensus Cloud Solutions Inc.	271,958	4,313
*	Domo Inc. Class B	482,417	4,303
*,1	NextNav Inc.	650,077	4,278
*	Turtle Beach Corp.	247,861	4,273
*	CommScope Holding Co. Inc.	3,149,598	4,126
*	Ribbon Communications Inc.	1,242,521	3,976
*,1	Ouster Inc.	500,072	3,971
*	Thoughtworks Holding Inc.	1,449,826	3,668
*	Digital Turbine Inc.	1,379,564	3,614
*	Red Violet Inc.	172,011	3,363
*,1	SkyWater Technology Inc.	328,647	3,342
	Immersion Corp.	445,013	3,329
*,1	Cipher Mining Inc.	634,359	3,267
*	CS Disco Inc.	399,811	3,250
*,1	QuickLogic Corp.	200,725	3,218
*	Telos Corp.	755,369	3,142
*,1	Dave Inc.	82,886	3,078
*	Iteris Inc.	618,560	3,056
[1]	ReposiTrak Inc.	191,260	3,031

		Shares	Market Value ($000)
*	Kopin Corp.	1,550,345	2,791
*	AXT Inc.	598,651	2,748
*,1	Tucows Inc. Class A	144,551	2,683
*	EverCommerce Inc.	281,032	2,647
*	Identiv Inc.	325,076	2,575
*	908 Devices Inc.	340,623	2,572
*	Rimini Street Inc.	760,275	2,478
*,1	Veritone Inc.	466,521	2,454
*,1	Rigetti Computing Inc.	1,557,582	2,383
*,1	Rekor Systems Inc.	996,350	2,282
*,1	Atomera Inc.	369,491	2,276
*	Viant Technology Inc. Class A	205,179	2,187
*	inTEST Corp.	161,574	2,141
	CSP Inc.	115,662	2,135
*	Arteris Inc.	290,129	2,124
*,1	D-Wave Quantum Inc.	1,036,620	2,115
*	SoundThinking Inc.	127,026	2,017
*	eGain Corp.	306,912	1,980
	Information Services Group Inc.	476,239	1,924
*	Everspin Technologies Inc.	242,738	1,922
*	Pixelworks Inc.	738,058	1,904
*	Transphorm Inc.	361,933	1,777
*,1	BigBear.ai Holdings Inc.	839,528	1,721
*,1	CompoSecure Inc. Class A	222,348	1,608
*	AstroNova Inc.	87,278	1,555
*,1	Airship AI Holdings Inc.	233,174	1,537
*	Rackspace Technology Inc.	970,155	1,533
*,1	Phunware Inc.	170,767	1,530
*	Luna Innovations Inc.	473,978	1,519
*	Intevac Inc.	393,579	1,511
*	Lantronix Inc.	418,390	1,489
	Richardson Electronics Ltd.	161,606	1,488
*	WM Technology Inc.	1,111,889	1,479
*	Comtech Telecommunications Corp.	405,149	1,390
*	Genasys Inc.	582,790	1,381
*	Aeva Technologies Inc.	340,191	1,337
*	Upland Software Inc.	413,665	1,278
*,1	Astera Labs Inc.	16,031	1,189
*	Kaltura Inc.	872,568	1,178
*	Expensify Inc. Class A	634,087	1,167
*	Brightcove Inc.	594,426	1,153
*	CPI Card Group Inc.	63,608	1,136
*	KVH Industries Inc.	220,329	1,124
*	LivePerson Inc.	1,122,286	1,119
*	Synchronoss Technologies Inc.	132,312	1,105
*,1	Vuzix Corp.	857,111	1,037
*	Frequency Electronics Inc.	93,838	1,022
*	SecureWorks Corp. Class A	148,163	996
*	Research Solutions Inc.	315,142	996
*	Amtech Systems Inc.	175,185	948
*	M-Tron Industries Inc.	31,573	947
*	CoreCard Corp.	84,857	938
*,1	Wrap Technologies Inc.	405,134	916
*	Quantum Corp.	1,535,792	914
*	AudioEye Inc.	89,905	900
*	Intellicheck Inc.	243,594	848
*	Airgain Inc.	152,243	830
*	GSI Technology Inc.	216,448	736

		Shares	Market Value ($000)
*	Key Tronic Corp.	156,477	729
*	Sono-Tek Corp.	138,091	675
*	Cambium Networks Corp.	156,165	673
*	TransAct Technologies Inc.	123,194	646
[1]	SilverSun Technologies Inc.	46,703	616
*	ZeroFox Holdings Inc.	537,924	602
*	DecisionPoint Systems Inc.	66,144	600
*	One Stop Systems Inc.	182,328	594
*,1	Akoustis Technologies Inc.	993,665	587
*	LightPath Technologies Inc. Class A	424,658	586
*,1	Research Frontiers Inc.	411,436	535
*	NetSol Technologies Inc.	188,484	522
*,1	Quantum Computing Inc.	512,697	508
*	Crexendo Inc.	104,296	502
*,1	Ondas Holdings Inc.	515,283	500
*	Inuvo Inc.	1,457,319	497
*	CVD Equipment Corp.	100,702	474
*	Issuer Direct Corp.	36,699	474
*	Data I/O Corp.	131,906	464
*,1	authID Inc.	59,895	457
*,1	Edgio Inc.	47,314	457
*	Franklin Wireless Corp.	146,912	439
*,1	Coda Octopus Group Inc.	75,655	437
*	LGL Group Inc.	61,008	387
*,1	Stronghold Digital Mining Inc. Class A	90,167	374
*	Aware Inc.	182,524	341
*,1	Inseego Corp.	119,016	333
*	RF Industries Ltd.	105,170	326
*	Red Cat Holdings Inc.	403,286	309
*	DZS Inc.	231,838	306
*	CPS Technologies Corp.	164,742	305
*	Optical Cable Corp.	101,263	287
*,1	Mawson Infrastructure Group Inc.	187,673	287
[1]	VirnetX Holding Corp.	45,281	287
*	SigmaTron International Inc.	77,301	281
*	EMCORE Corp.	781,142	269
*	WidePoint Corp.	102,130	265
*	Data Storage Corp.	45,382	260
*,1	CXApp Inc.	104,761	257
*,1	Greenidge Generation Holdings Inc. Class A	73,177	256
*	BK Technologies Corp.	16,789	245
*	Smith Micro Software Inc.	706,442	243
*	Trio-Tech International	36,381	231
*	Electro-Sensors Inc.	51,424	214
*,1	Movano Inc.	512,874	211
[1]	ClearOne Inc.	114,784	210
*,1	Alpine 4 Holdings Inc.	290,863	206
*	Duos Technologies Group Inc.	46,261	201
*,1	Neonode Inc.	139,362	195
*	AmpliTech Group Inc.	103,829	192
*	TSR Inc.	22,667	180
*	Interlink Electronics Inc.	22,308	164
*,1	Meta Materials Inc.	53,424	164
*	BTCS Inc.	87,854	155
*	Focus Universal Inc.	374,994	154
*	VerifyMe Inc.	106,857	149
*	Casa Systems Inc.	538,466	147
*,1	Minim Inc.	23,144	147

		Shares	Market Value ($000)
*,1	Rubicon Technologies Inc. Class A	348,823	141
*	Glimpse Group Inc.	116,434	130
*	Bridgeline Digital Inc.	110,790	129
*	Astrotech Corp.	13,863	121
*,1	Vislink Technologies Inc.	33,462	109
*	Cepton Inc.	35,864	100
*	Blackboxstocks Inc.	39,297	99
*,1	Intellinetics Inc.	10,665	94
*,1	Digital Ally Inc.	30,556	77
*	Universal Security Instruments Inc.	47,378	75
*,1	CalAmp Corp.	21,842	72
*,1	reAlpha Tech Corp.	57,800	71
	Taitron Components Inc. Class A	21,640	70
*,1	Prairie Operating Co.	7,817	69
*	Socket Mobile Inc.	67,150	68
*	Nortech Systems Inc.	4,884	65
*,1	Sobr Safe Inc.	148,945	61
*,1	GSE Systems Inc.	25,559	60
*,1	AEye Inc.	46,220	58
*,1	Boxlight Corp. Class A	87,801	57
*	Marin Software Inc.	181,298	55
*,1	Presto Automation Inc.	317,079	55
*,1	MariaDB plc	120,478	54
*,1	CISO Global Inc.	39,262	48
*,1	Airspan Networks Holdings Inc.	394,024	45
*,1	T Stamp Inc. Class A	44,215	41
*,1	WaveDancer Inc.	11,093	38
*	Sonim Technologies Inc.	59,905	37
*,1	Iveda Solutions Inc.	40,911	37
*,1	Spectaire Holdings Inc.	50,927	37
*,1	Movella Holdings Inc.	588,741	35
*	Intrusion Inc.	11,187	34
*,1	CYNGN Inc.	186,493	31
*,1	Cemtrex Inc.	6,772	28
*	Mobix Labs Inc.	13,935	28
*,1	NextTrip Inc.	5,427	24
	Network-1 Technologies Inc.	10,467	22
*,1	Castellum Inc.	83,941	22
*	OMNIQ Corp.	39,407	21
*,1	Soluna Holdings Inc.	7,454	21
*,2	SRAX Inc.	284,252	20
*,1	Verb Technology Co. Inc.	68,376	18
*	Bio-key International Inc.	6,653	14
*,1	DatChat Inc.	9,288	13
*,1	Auddia Inc.	6,183	12
*	FOXO Technologies Inc.	24,238	10
*,1	XTI Aerospace Inc.	5,801	10
*,1	Peraso Inc.	4,690	8
*,1	Oblong Inc.	45,359	6
*	Urgent.ly Inc.	3,074	6
*	MultiSensor AI Holdings Inc.	2,102	5
*,1	Gryphon Digital Mining Inc.	1,200	2
*,1	Syntec Optics Holdings Inc.	458	2
*,1	WiSA Technologies Inc.	45,800	1
*	Griid Infrastructure Inc.	587	1
*	Actelis Networks Inc.	200	—
			18,889,876

		Shares	Market Value ($000)
Materials (4.4%)
	Reliance Inc.	858,310	286,830
	RPM International Inc.	1,926,556	229,164
*	Cleveland-Cliffs Inc.	7,457,751	169,589
	Crown Holdings Inc.	1,792,137	142,045
	AptarGroup Inc.	982,537	141,377
	Eagle Materials Inc.	506,602	137,669
	United States Steel Corp.	3,329,551	135,779
	Graphic Packaging Holding Co.	4,571,400	133,393
	Royal Gold Inc.	983,979	119,858
*	Axalta Coating Systems Ltd.	3,285,433	112,986
	Olin Corp.	1,799,872	105,832
	Berry Global Group Inc.	1,733,554	104,845
	Commercial Metals Co.	1,738,058	102,146
*	ATI Inc.	1,909,696	97,719
	Alcoa Corp.	2,671,096	90,256
	Sonoco Products Co.	1,466,798	84,840
	Element Solutions Inc.	3,325,621	83,074
	Louisiana-Pacific Corp.	960,165	80,567
	Sealed Air Corp.	2,162,118	80,431
*	Summit Materials Inc. Class A	1,796,899	80,088
	Cabot Corp.	828,970	76,431
	Balchem Corp.	483,578	74,930
	Westlake Corp.	479,470	73,263
	Ashland Inc.	750,535	73,080
*	Knife River Corp.	845,950	68,590
*	Arcadium Lithium plc	15,433,041	66,516
	NewMarket Corp.	103,217	65,504
	HB Fuller Co.	808,128	64,440
	Huntsman Corp.	2,415,904	62,886
	Silgan Holdings Inc.	1,214,223	58,963
	Avient Corp.	1,356,460	58,870
	Alpha Metallurgical Resources Inc.	176,995	58,615
	Chemours Co.	2,220,470	58,310
	Carpenter Technology Corp.	739,608	52,823
	Innospec Inc.	371,747	47,933
	Warrior Met Coal Inc.	777,513	47,195
	Scotts Miracle-Gro Co.	626,546	46,734
	Arch Resources Inc.	274,624	44,157
	Sensient Technologies Corp.	631,250	43,676
	Quaker Chemical Corp.	206,760	42,437
	Hecla Mining Co.	8,553,956	41,145
	Materion Corp.	307,380	40,497
*	O-I Glass Inc.	2,317,661	38,450
	Minerals Technologies Inc.	486,013	36,587
	Sylvamo Corp.	527,749	32,583
*,1	MP Materials Corp.	2,159,069	30,875
	Greif Inc. Class A	434,935	30,032
	Tronox Holdings plc	1,729,558	30,008
	Stepan Co.	318,338	28,663
*	Ingevity Corp.	507,209	24,194
*,1	Ginkgo Bioworks Holdings Inc. Class A	20,102,077	23,318
	Hawkins Inc.	291,406	22,380
*	Coeur Mining Inc.	5,847,413	22,045
	Kaiser Aluminum Corp.	241,233	21,557
	Orion SA	863,736	20,315
*	Ecovyst Inc.	1,551,765	17,302
	TriMas Corp.	640,316	17,116

		Shares	Market Value ($000)
	Koppers Holdings Inc.	303,142	16,724
	Worthington Steel Inc.	453,989	16,276
*	Perimeter Solutions SA	2,092,472	15,526
*	Aspen Aerogels Inc.	880,499	15,497
	Mativ Holdings Inc.	795,752	14,920
	Ryerson Holding Corp.	438,080	14,676
	SunCoke Energy Inc.	1,254,841	14,142
*	Metallus Inc.	597,321	13,290
	Myers Industries Inc.	563,409	13,054
*,1	PureCycle Technologies Inc.	2,054,299	12,778
*	Century Aluminum Co.	785,366	12,087
	AdvanSix Inc.	416,107	11,901
	Haynes International Inc.	193,843	11,654
*	Clearwater Paper Corp.	257,878	11,277
	Olympic Steel Inc.	150,892	10,695
	Ramaco Resources Inc. Class A	540,462	9,101
	United States Lime & Minerals Inc.	30,413	9,067
	Pactiv Evergreen Inc.	621,414	8,899
	Radius Recycling Inc.	392,385	8,291
	Compass Minerals International Inc.	514,819	8,103
*	LSB Industries Inc.	877,754	7,707
	Mercer International Inc.	655,064	6,518
*,1	McEwen Mining Inc.	600,354	5,919
*	Gatos Silver Inc.	695,896	5,839
	American Vanguard Corp.	447,788	5,799
*	Ranpak Holdings Corp. Class A	587,894	4,627
*	Rayonier Advanced Materials Inc.	966,417	4,619
*,1	Piedmont Lithium Inc.	280,022	3,730
	Kronos Worldwide Inc.	309,460	3,652
*	Intrepid Potash Inc.	138,492	2,889
*	Smith-Midland Corp.	61,274	2,879
*	Universal Stainless & Alloy Products Inc.	117,992	2,645
	Tredegar Corp.	382,334	2,493
*	Arq Inc.	353,054	2,288
*	Alto Ingredients Inc.	1,042,887	2,273
*	Core Molding Technologies Inc.	111,989	2,120
*,1	ASP Isotopes Inc.	492,566	2,034
	Trinseo plc	511,396	1,933
*	Dakota Gold Corp.	806,577	1,912
	Friedman Industries Inc.	93,681	1,756
	Ramaco Resources Inc. Class B	132,194	1,659
	Northern Technologies International Corp.	111,967	1,506
*	Glatfelter Corp.	730,566	1,461
*	Idaho Strategic Resources Inc.	169,246	1,432
*,1	Danimer Scientific Inc.	1,256,035	1,369
*,1	American Battery Technology Co.	755,360	1,322
*,1	Contango ORE Inc.	62,674	1,244
*	Ascent Industries Co.	110,698	1,128
	Greif Inc. Class B	13,999	973
*,1	Loop Industries Inc.	332,490	931
*	Origin Materials Inc.	1,744,951	890
*,1	5E Advanced Materials Inc.	553,569	742
*,1	Flotek Industries Inc.	171,925	643
*	Gold Resource Corp.	1,281,600	557
*,1	US Gold Corp.	143,623	527
*,1	Hycroft Mining Holding Corp. Class A	235,039	519
*	Solitario Resources Corp.	786,156	472
*	Ampco-Pittsburgh Corp.	180,060	391

		Shares	Market Value ($000)
*	United States Antimony Corp.	1,198,945	300
*	US Goldmining Inc.	18,138	96
*	Paramount Gold Nevada Corp.	190,627	77
*,1	Golden Minerals Co.	75,719	32
*	Eightco Holdings Inc.	33,455	26
*	N2OFF Inc.	16,703	22
*,1	Adamas One Corp.	27,332	12
*,1	Crown ElectroKinetics Corp.	8,521	1
*,2	Novusterra Inc.	68,679	—
			4,520,830
Real Estate (5.3%)
	Sun Communities Inc.	1,857,170	238,795
	WP Carey Inc.	3,277,807	184,999
	Gaming & Leisure Properties Inc.	3,974,725	183,116
	Equity LifeStyle Properties Inc.	2,794,635	179,975
	American Homes 4 Rent Class A	4,732,989	174,079
	Rexford Industrial Realty Inc.	3,153,746	158,633
	Lamar Advertising Co. Class A	1,310,291	156,462
	CubeSmart	3,366,042	152,212
*	Jones Lang LaSalle Inc.	707,692	138,064
*	Zillow Group Inc. Class C	2,658,749	129,694
	EastGroup Properties Inc.	713,775	128,315
	NNN REIT Inc.	2,732,237	116,776
	Omega Healthcare Investors Inc.	3,675,306	116,397
	Brixmor Property Group Inc.	4,498,044	105,479
	STAG Industrial Inc.	2,716,489	104,422
	First Industrial Realty Trust Inc.	1,979,337	103,994
	Ryman Hospitality Properties Inc.	893,914	103,345
	Americold Realty Trust Inc.	3,991,057	99,457
	Terreno Realty Corp.	1,397,602	92,801
	Agree Realty Corp.	1,504,742	85,951
	Healthcare Realty Trust Inc. Class A	5,711,647	80,820
	Kite Realty Group Trust	3,286,081	71,242
	Apartment Income REIT Corp. Class A	2,156,610	70,025
	Vornado Realty Trust	2,391,537	68,805
	Rayonier Inc.	2,040,524	67,827
	Phillips Edison & Co. Inc.	1,836,412	65,872
	Essential Properties Realty Trust Inc.	2,326,883	62,035
	Kilroy Realty Corp.	1,593,238	58,042
	PotlatchDeltic Corp.	1,185,628	55,748
	Macerich Co.	3,216,311	55,417
	Park Hotels & Resorts Inc.	3,135,905	54,847
	Cousins Properties Inc.	2,256,439	54,245
	Independence Realty Trust Inc.	3,346,789	53,984
[1]	SL Green Realty Corp.	963,530	53,119
	Apple Hospitality REIT Inc.	3,171,871	51,955
	Sabra Health Care REIT Inc.	3,450,908	50,970
	CareTrust REIT Inc.	1,955,393	47,653
	EPR Properties	1,121,151	47,593
	Tanger Inc.	1,595,386	47,112
	National Storage Affiliates Trust	1,152,993	45,151
	Broadstone Net Lease Inc.	2,787,438	43,679
	Innovative Industrial Properties Inc.	420,457	43,534
[1]	Medical Properties Trust Inc.	8,973,272	42,174
	DigitalBridge Group Inc.	2,147,916	41,390
	Highwoods Properties Inc.	1,574,794	41,228
	National Health Investors Inc.	647,826	40,703
	COPT Defense Properties	1,673,920	40,459

		Shares	Market Value ($000)
	LXP Industrial Trust	4,348,235	39,221
	SITE Centers Corp.	2,672,289	39,149
	Outfront Media Inc.	2,167,358	36,390
*	Howard Hughes Holdings Inc.	485,121	35,230
	Douglas Emmett Inc.	2,487,304	34,499
	Sunstone Hotel Investors Inc.	3,064,665	34,140
	Four Corners Property Trust Inc.	1,343,007	32,863
	St. Joe Co.	530,764	30,768
	Urban Edge Properties	1,747,226	30,175
	DiamondRock Hospitality Co.	3,137,032	30,147
*	Equity Commonwealth	1,580,474	29,839
	Pebblebrook Hotel Trust	1,818,801	28,028
	RLJ Lodging Trust	2,322,339	27,450
	Acadia Realty Trust	1,609,437	27,377
*	Cushman & Wakefield plc	2,515,081	26,308
*	Opendoor Technologies Inc.	8,616,100	26,107
	InvenTrust Properties Corp.	1,011,362	26,002
	Retail Opportunity Investments Corp.	1,876,071	24,051
*	Zillow Group Inc. Class A	493,642	23,626
	Xenia Hotels & Resorts Inc.	1,544,966	23,190
	Global Net Lease Inc.	2,915,488	22,653
	Uniti Group Inc.	3,579,634	21,120
	JBG SMITH Properties	1,297,919	20,832
	Newmark Group Inc. Class A	1,820,332	20,188
	LTC Properties Inc.	612,175	19,902
	Empire State Realty Trust Inc. Class A	1,962,212	19,877
	Getty Realty Corp.	720,010	19,692
	NETSTREIT Corp.	1,018,266	18,706
	Elme Communities	1,343,133	18,696
	Veris Residential Inc.	1,226,059	18,648
	Alexander & Baldwin Inc.	1,101,129	18,136
*	Compass Inc. Class A	4,927,811	17,740
	Service Properties Trust	2,501,435	16,960
*	Apartment Investment & Management Co. Class A	2,053,674	16,820
	Easterly Government Properties Inc. Class A	1,401,148	16,127
	American Assets Trust Inc.	723,201	15,845
	Kennedy-Wilson Holdings Inc.	1,775,807	15,236
	UMH Properties Inc.	912,480	14,819
	Safehold Inc.	690,749	14,229
	Piedmont Office Realty Trust Inc. Class A	1,886,483	13,262
	Centerspace	231,456	13,225
	American Healthcare REIT Inc.	857,282	12,645
	Brandywine Realty Trust	2,629,514	12,622
	Plymouth Industrial REIT Inc.	559,170	12,581
	Hudson Pacific Properties Inc.	1,923,002	12,403
	Marcus & Millichap Inc.	355,805	12,158
[1]	eXp World Holdings Inc.	1,149,983	11,879
*	Forestar Group Inc.	285,496	11,474
*	Redfin Corp.	1,720,883	11,444
	NexPoint Residential Trust Inc.	344,340	11,084
	Paramount Group Inc.	2,355,454	11,047
	Summit Hotel Properties Inc.	1,683,412	10,959
	Armada Hoffler Properties Inc.	1,016,879	10,576
*	Anywhere Real Estate Inc.	1,694,873	10,474
	Community Healthcare Trust Inc.	381,336	10,125
[1]	Peakstone Realty Trust	540,487	8,718
	Gladstone Commercial Corp.	627,183	8,680
	CBL & Associates Properties Inc.	358,973	8,224

		Shares	Market Value ($000)
	Whitestone REIT	639,196	8,022
	Diversified Healthcare Trust	3,241,300	7,974
	Global Medical REIT Inc.	896,640	7,846
[1]	Farmland Partners Inc.	705,662	7,833
	Saul Centers Inc.	187,110	7,202
	Gladstone Land Corp.	521,732	6,960
	Chatham Lodging Trust	662,690	6,700
*	FRP Holdings Inc.	107,250	6,585
	Universal Health Realty Income Trust	176,232	6,470
	Alexander's Inc.	29,574	6,422
*	Seritage Growth Properties Class A	608,338	5,870
	One Liberty Properties Inc.	249,812	5,643
*	Star Holdings	426,875	5,515
	NET Lease Office Properties	225,570	5,369
	RMR Group Inc. Class A	217,267	5,214
[1]	CTO Realty Growth Inc.	305,536	5,179
*	Tejon Ranch Co.	335,176	5,165
	Postal Realty Trust Inc. Class A	299,843	4,294
	Industrial Logistics Properties Trust	946,492	4,060
	NexPoint Diversified Real Estate Trust	558,755	3,688
	Orion Office REIT Inc.	983,755	3,453
	Alpine Income Property Trust Inc.	205,392	3,138
	BRT Apartments Corp.	182,998	3,074
	Franklin Street Properties Corp.	1,341,324	3,045
	City Office REIT Inc.	572,275	2,982
	RE/MAX Holdings Inc. Class A	298,475	2,618
*	Stratus Properties Inc.	94,932	2,167
*	Maui Land & Pineapple Co. Inc.	89,198	1,932
	Braemar Hotels & Resorts Inc.	895,611	1,791
*	Douglas Elliman Inc.	1,030,775	1,629
	Office Properties Income Trust	743,688	1,517
	Modiv Industrial Inc. Class C	81,778	1,373
*	AMREP Corp.	56,666	1,317
	Clipper Realty Inc.	225,016	1,087
	Bluerock Homes Trust Inc.	54,970	933
*,1	Offerpad Solutions Inc.	114,347	926
	Creative Media & Community Trust Corp.	186,677	795
*	Ashford Hospitality Trust Inc.	559,405	766
	Global Self Storage Inc.	170,573	759
*	Transcontinental Realty Investors Inc.	17,849	672
*	Sotherly Hotels Inc.	298,937	433
*,1	Doma Holdings Inc.	91,760	417
*	Altisource Portfolio Solutions SA	186,490	362
*	Rafael Holdings Inc. Class B	172,498	297
	Generation Income Properties Inc.	73,862	283
*	Comstock Holding Cos. Inc. Class A	52,330	264
*	American Realty Investors Inc.	14,699	263
*	Fathom Holdings Inc.	102,907	205
*	InterGroup Corp.	7,864	177
*,1	LuxUrban Hotels Inc.	120,402	166
*	JW Mays Inc.	2,533	114
*	CKX Lands Inc.	5,436	72
	InnSuites Hospitality Trust	51,409	68
	Strawberry Fields REIT Inc.	8,356	66
*,1	Altisource Asset Management Corp.	15,639	51
*	New Concept Energy Inc.	48,067	50
*,1	Trinity Place Holdings Inc.	313,994	47
*,1	Safe & Green Development Corp.	43,845	37

		Shares	Market Value ($000)
*	Power REIT	36,007	27
	Medalist Diversified REIT Inc.	3,971	23
*	Alset Inc.	21,638	15
*,1	Avalon GloboCare Corp.	34,504	11
*	American Strategic Investment Co.	1,135	7
	Presidio Property Trust Inc. Class A	5,005	6
*,1	Wheeler REIT Inc.	14,483	2
*,2	Spirit MTA REIT	653,668	—
			5,534,409
Utilities (1.8%)
	Vistra Corp.	5,016,343	349,388
	Essential Utilities Inc.	3,781,365	140,100
	OGE Energy Corp.	3,006,285	103,116
	UGI Corp.	3,129,801	76,805
	National Fuel Gas Co.	1,381,238	74,200
	IDACORP Inc.	758,295	70,438
	Southwest Gas Holdings Inc.	900,446	68,551
	Portland General Electric Co.	1,509,246	63,388
	New Jersey Resources Corp.	1,465,409	62,881
	Black Hills Corp.	1,015,776	55,461
	Otter Tail Corp.	623,679	53,886
	ONE Gas Inc.	827,741	53,414
	Ormat Technologies Inc.	800,908	53,012
	ALLETE Inc.	856,185	51,063
	Spire Inc.	815,614	50,054
	PNM Resources Inc.	1,283,970	48,329
	Northwestern Energy Group Inc.	914,880	46,595
[1]	MGE Energy Inc.	539,257	42,450
	Avista Corp.	1,155,273	40,458
	American States Water Co.	558,113	40,318
	California Water Service Group	858,339	39,896
	Avangrid Inc.	1,045,030	38,081
	Chesapeake Utilities Corp.	341,834	36,679
	Clearway Energy Inc. Class C	1,412,725	32,563
	SJW Group	431,258	24,405
	Northwest Natural Holding Co.	544,654	20,272
	Hawaiian Electric Industries Inc.	1,647,116	18,563
	Middlesex Water Co.	271,839	14,271
	Unitil Corp.	227,908	11,931
*,1	Sunnova Energy International Inc.	1,584,777	9,715
	York Water Co.	197,549	7,165
	Consolidated Water Co. Ltd.	237,938	6,974
	Clearway Energy Inc. Class A	310,399	6,677
	Genie Energy Ltd. Class B	341,851	5,155
	Artesian Resources Corp. Class A	128,624	4,773
*	Altus Power Inc. Class A	979,195	4,681
*	Montauk Renewables Inc.	988,306	4,111
*	Pure Cycle Corp.	295,865	2,811
	RGC Resources Inc.	127,094	2,572
*,1	Cadiz Inc.	681,992	1,978
	Global Water Resources Inc.	150,152	1,928
*	Spruce Power Holding Corp.	198,847	789
*	Via Renewables Inc. Class A	37,181	402
			1,840,299
Total Common Stocks (Cost $82,418,171)			103,134,658

		Shares	Market Value ($000)
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 5/7/24	7,939	124
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,737)			124
Rights (0.0%)
*,2	Frequency Therapeutics Inc. CVR	448,505	888
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Imara Inc. CVR	140,767	176
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Aduro Biotech Inc. CVR	150,581	28
*,2	Strongbridge Biopharma plc CVR	687,671	24
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,675	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	3
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Achillion Pharmaceuticals Inc. CVR	374	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,1,2	Disc Medicine Inc. CVR	238,398	—
*,2	Sesen Bio Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR	59	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	INNOVATE Corp.	624,309	—
*,1	Empire Petroleum Corp. Exp. 4/3/24	273,797	—
Total Rights (Cost $2,327)			2,251
Warrants (0.0%)
*,1	TurnOnGreen Inc. Exp. 7/14/28	930,380	1
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	47,130	—
*,2	Salarius Pharmaceuticals Inc. Exp. 1/20/25	119,407	—
Total Warrants (Cost $200)			1

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[4,5]	Vanguard Market Liquidity Fund (Cost $1,969,714)	5.407%	19,712,056	1,970,812
Total Investments (101.5%) (Cost $84,393,149)				105,107,846
Other Assets and Liabilities—Net (-1.5%)				(1,555,987)
Net Assets (100%)				103,551,859
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,563,264,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $1,388,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,777,895,000 was received for securities on loan, of which $1,775,485,000 is held in Vanguard Market Liquidity Fund and $2,410,000 is held in cash.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2024	197	72,792	720
E-mini Russell 2000 Index	June 2024	2,395	256,972	4,990
E-mini S&P 500 Index	June 2024	27	7,166	158
E-mini S&P Mid-Cap 400 Index	June 2024	23	7,078	209
				6,077

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/30/24	BANA	5,383	(5.328)	436	—
Chewy Inc. Class A	1/31/25	GSI	5,391	(5.332)	—	(467)
Lucid Group Inc.	1/31/25	GSI	4,968	(5.332)	269	—
Sirius XM Holdings Inc.	1/31/25	GSI	8,910	(5.332)	—	(387)
Snowflake Inc. Class A	8/30/24	BANA	29,748	(5.328)	—	(4,334)
Wayfair Inc. Class A	8/30/24	BANA	7,748	(5.328)	1,045	—
					1,750	(5,188)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	103,130,476	1,390	2,792	103,134,658
Preferred Stocks	124	—	—	124
Rights	5	—	2,246	2,251
Warrants	1	—	—	1
Temporary Cash Investments	1,970,812	—	—	1,970,812
Total	105,101,418	1,390	5,038	105,107,846

Derivative Financial Instruments
Assets
Futures Contracts[1]	6,077	—	—	6,077
Swap Contracts	—	1,750	—	1,750
Total	6,077	1,750	—	7,827
Liabilities
Swap Contracts	—	5,188	—	5,188
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.